MINNESOTA MUNICIPAL INCOME FUND, INC.

                    MINNESOTA MUNICIPAL INCOME FUND II, INC.

                    MINNESOTA MUNICIPAL INCOME FUND III, INC.

                       ARIZONA MUNICIPAL INCOME FUND, INC.

                      FLORIDA INSURED MUNICIPAL INCOME FUND

                  COLORADO INSURED MUNICIPAL INCOME FUND, INC.





                        S E M I - A N N U A L R E P O R T


                            Dated September 30, 1995


THE VOYAGEUR FUNDS
GENERAL INFORMATION
--------------------------------------------------------------------------------

THE FUNDS

     Voyageur Minnesota Municipal Income Fund, Inc., Voyageur Minnesota Municipal Income Fund II, Inc., Voyageur Minnesota Municipal Income Fund III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund and Voyageur Colorado Insured Municipal Income Fund, Inc. (the "Funds") are diversified, closed-end management investment companies (except Voyageur Minnesota Municipal Income Fund, Inc., Voyageur Minnesota Municipal Income Fund III, Inc., and Voyageur Colorado Insured Municipal Income Fund, Inc. which are non-diversified management investment companies) whose shares trade on the American Stock Exchange ("ASE") under the symbols VMN, VMM, VYM, VAZ, VFL and VCF, respectively. The investment objective of each Fund is to provide high current income exempt from federal income tax and from the personal income tax of its state, if any, consistent with the preservation of capital. Voyageur Florida Insured Municipal Income Fund will generally seek investments that will enable its shares to be exempt from Florida's intangible personal property tax. Each Fund will seek to achieve its investment objective by investing substantially all of its net assets in investment grade, tax-exempt municipal obligations.

INVESTMENT ADVISER

     Voyageur Fund Managers, Inc. (the "Adviser") acts as the Funds' investment adviser. As of September 30, 1995, the Adviser acted as the investment adviser to six closed-end investment companies and ten open-end investment companies (comprising twenty-nine separate investment portfolios) and numerous private accounts with combined total assets of approximately $7.9 billion.

SHAREHOLDER INFORMATION

     Weekly net asset value and market price information for the Funds are published each Monday in THE WALL STREET JOURNAL and THE NEW YORK TIMES and each Saturday in BARRON'S, as well as numerous other newspapers.

DISTRIBUTIONS AND DIVIDEND REINVESTMENT PLAN

     Under the Funds' current policies, shareholders may elect to receive all dividends and other distributions in cash paid by check mailed directly to the shareholders by the dividend paying agent, Norwest Bank Minnesota, N.A., (the "Plan Agent"). Under each Fund's Dividend Reinvestment Plan, (collectively the "Plans"), common shareholders not making such election will be automatically enrolled in the Funds' Plans. Under the Plans, all distributions to common shareholders of net investment income and capital gains will be automatically reinvested in additional shares of the Funds' common shares. The Plan Agent serves as agent for the common shareholders in administering the Plans. After each Fund declares a dividend or determines to make a capital gains distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy shares of each Fund's common shares in the open market, on the ASE or elsewhere, for the participants' accounts. The Funds will not issue any new shares in connection with the Plans.

STATE OR MUNICIPAL LEASE OBLIGATIONS

     Pursuant to Board of Directors or Trustees resolutions, the Funds may invest without limit in state or municipal leases and participation interests therein. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities such as fire, sanitation or police vehicles or telecommunications equipment, buildings or other capital assets.
     Municipal lease obligations, except in certain circumstances, are considered illiquid by the staff of the Securities and Exchange Commission. Municipal lease obligations held by the Funds will be treated as illiquid unless they are determined to be liquid pursuant to guidelines established by the Funds' Board of Directors or Trustees. Under these guidelines, the Adviser will consider factors including, but not limited to (1) whether the lease can be cancelled, (2) what assurance there is that the assets represented by the lease can be sold, (3) the municipality's general credit strength (e.g., its debt, administrative, economic and financial characteristics), (4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of nonappropriation"), and (5) the legal recourse in the event of failure to appropriate. Additionally, the lack of an established trading market for municipal lease obligations may make the determination of fair market value more difficult. Although each Fund may invest up to 15% of its total assets in illiquid securities, the Funds have no intention of investing more than 5% of its total assets in such securities, including illiquid municipal lease obligations.


Dear Shareholder:

All economic signs point to the fact that the Federal Reserve, through monetary policy, has affected the "soft landing" for the economy. Economic indicators continue to confirm our belief that inflation is currently under control and should remain so into 1996. In July, the Federal Open Market Committee (FOMC), the rate-setting group of the Federal Reserve Board, lowered the Federal Funds rate by .25%. Even though the rate cut was not significant, it was the Fed's first rate cut in three years. Because these funds are leveraged, the effects of interest rate changes are magnified in the funds' net asset value per common share. The dividend for each of the Voyageur Municipal Income Funds remained stable for this reporting period.

The market price of the fund's common shares continued to trade at a discount to net asset value. The chart below shows the net asset value, market price and comparative discount of market price to net asset value for common shares as of 9/30/95.

                                                                       NET
                                                                      ASSET              MARKET
VOYAGEUR FUND                                                         VALUE               PRICE           DISCOUNT
-------------                                                         -----               ------          --------
Voyageur Minnesota Municipal Income Fund, Inc.                        $14.46              $13.38             7.47%
Voyageur Minnesota Municipal Income Fund II, Inc.                      13.50               11.50            14.81
Voyageur Minnesota Municipal Income Fund III, Inc.                     12.56               10.75            14.41
Voyageur Arizona Municipal Income Fund, Inc.                           13.65               12.13            11.14
Voyageur Florida Insured Municipal Income Fund                         13.66               11.75            13.98
Voyageur Colorado Insured Municipal Income Fund, Inc.                  13.57               12.13            10.61

The Fund managers, Elizabeth H. Howell (Minnesota Funds), Andrew M. McCullagh (Arizona and Colorado), and Steven P. Eldredge (Florida), emphasize quality and consistently seek strong call protection in their portfolios.

Since my last letter to you, Steven P. Eldredge, Senior Tax Exempt Portfolio Manager, who joined Voyageur in January, has assumed the responsibility of managing the Voyageur Florida Insured Municipal Income Fund, as well as several other Voyageur tax free funds.

Thank you for investing in Voyageur.

Sincerely,



John G. Taft
President
Voyageur Minnesota Municipal Income Fund, Inc.
Voyageur Minnesota Municipal Income Fund II, Inc.
Voyageur Minnesota Municipal Income Fund III, Inc.
Voyageur Arizona Municipal Income Fund, Inc.
Voyageur Florida Insured Municipal Income Fund
Voyageur Colorado Insured Municipal Income Fund, Inc.


FACTORS AFFECTING FUND PERFORMANCE
Bonds have staged a remarkable rally so far this year. The gains generated in 1995 have more than compensated for the losses experienced by investors in last year's bear market. The yield on the bellwether 30-year Treasury bond has declined from 7.86% since January 1 to 6.50% as of September 30, 1995. Municipal bond investors, too, have enjoyed double-digit total returns so far this year, but returns have generally lagged the taxable Treasury bond market. The key reason for this is investor concern over radical tax reform proposals under discussion in Washington. We believe these concerns are overstated and, in fact, municipals offer tremendous value compared to other fixed income investments.

The economy has provided an ideal backdrop for declining bond yields this year. Growth has slowed from the 1994 pace and inflation has remained under control. We anticipate consumer inflation will be at 3% for the year. Investors are increasingly comfortable that the U.S. economy can grow at a non-inflationary pace in the coming quarters. The Fed appears to have successfully engineered a "soft landing." We are constructive on the bond market both near term and longer term and believe low inflation (2-3%) will pave the way for interest rates to trend lower through the balance of the decade.

Some specific information about each of the Voyageur Municipal Income Funds is discussed below. Financial information about each Fund is presented later in this report.

THE FUNDS

THE VOYAGEUR MINNESOTA MUNICIPAL INCOME FUND, INC. The Fund's total return (based on net asset value) at the end of the reporting period was 5.09%, while the year-to-date total return was 17.08%.* This closed end fund has performed well so far this year based on the continuing bond market rally that began in November 1994. Credit quality on the Fund has remained high, reflecting Voyageur's commitment to investment grade bonds. The average credit quality rating on the Fund is A1/A+.

THE VOYAGEUR MINNESOTA MUNICIPAL INCOME FUND II, INC. The Fund's total return (based on net asset value) at the end of the reporting period was 5.99%, while the year-to-date total return was 21.52%.* This closed end fund has performed very well so far this year based on the continuing bond market rally that began in November 1994. Credit quality on the Fund has remained high, reflecting Voyageur's commitment to investment grade bonds. The average credit quality rating on the Fund is Aa/AA.

THE VOYAGEUR MINNESOTA MUNICIPAL INCOME FUND III, INC. The Fund's total return (based on net asset value) at the end of the reporting period was 5.96 %, while the year-to-date total return was 20.76%.* This closed end fund has performed very well so far this year based on the continuing bond market rally that began in November 1994. Credit quality on the Fund has remained high, reflecting Voyageur's commitment to investment grade bonds. The average credit quality rating on the Fund is Aa/AA. The duration on each of these Minnesota portfolios is long, reflecting the long-term nature of the bonds in the Funds. Throughout the year, we have emphasized bonds that have a strong call protection and will continue to stress this in upcoming months. Superior call protection fosters above average total returns in a bull market and allows each Fund to retain a steady flow of coupon income. Dividends on the three Minnesota funds have remained steady throughout the period.

THE VOYAGEUR ARIZONA MUNICIPAL INCOME FUND, INC. The Fund's total return (based on net asset value) at the end of the reporting period was 6.07 %, while the year-to-date total return was 22.39%.* The Fund's duration was 9.7 years, the stated years to maturity was 19.5 years, and the years to effective maturity was
15.9 years at the end of period. It has taken approximately nine months to get these numbers where they now stand, and we shall continue to aggressively improve call protection. Credit quality on the Fund has remained high, reflecting Voyageur's commitment to quality bonds. The average credit quality rating on the Fund is Aaa/AAA.

Going forward, we will continue to improve call protection and yield. We will sell out of lower trade yield bonds and buys bonds at a higher trade yield. New municipal issues are expected to be off approximately 10 to 15% compared to last year's levels, and we also anticipate increased scarcity on Arizona primary issues in the competitive and negotiated markets.

THE VOYAGEUR FLORIDA INSURED MUNICIPAL INCOME FUND The Fund's total return (based on net asset value) at the end of the reporting period was 6.53%, while the year-to-date total return was 22.45%.* The municipal yield curve has flattened beyond the 20 year point. This allows shortening of the portfolio without giving up income. In light of the current absolute level of interest rates, shortening the portfolio will protect the portfolio in the event that interest rates should unexpectedly rise. Voyageur continues to emphasize call features. This fosters competitive investment performance in a bullish market and allows the Fund to retain the portfolio's current level of income. Ongoing, we will continue to emphasize income over performance characteristics while continuing to improve and lengthen the portfolio's call features.

THE VOYAGEUR COLORADO INSURED MUNICIPAL INCOME FUND, INC. The Fund's total return (based on net asset value) at the end of the reporting period was 5.57%, while the year-to-date total return was 18.25%.* The Fund's duration was 8.4 years, the stated years to maturity was 19.4 years, and the years to effective maturity was 13.17 years at the end of the period. We shall continue to aggressively improve call protection and emphasize call features. The dividend on the Fund remained stable this period.

Ongoing, we will continue to restructure the portfolio by improving call protection and yield. We will sell out of lower trade yield bonds in order to buy bonds at a higher trade yield. New municipal issues are expected to be off approximately 10 to 15% compared to last year's levels, and we also anticipate increased scarcity in Colorado primary issues in the competitive and negotiated markets.

*Data represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate. Shares sold on the open market may be worth more or less than original cost.

THE VOYAGEUR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                                             SEPTEMBER 30, 1995
---------------------------------------------------------------------------------------------------------------


                                                                                                      VOYAGEUR
                                                                                                      MINNESOTA
                                                                                                      MUNICIPAL
                                                                                                       INCOME
                                                                                                     FUND, INC.
                                                                                                     ----------
      ASSETS
Investments in securities (note 2) (identified cost:
  $54,852,688, $155,359,399, $37,381,623, $64,221,598,
  $52,234,854 and $105,342,202, respectively).............................................           $56,595,421
Cash in bank on demand deposit...........................................................                     52
Receivable for investment securities sold ................................................                --
Accrued interest receivable...............................................................             1,063,255
                                                                                                    ------------
  Total assets............................................................................            57,658,728
                                                                                                    ------------

      LIABILITIES
Disbursements in excess of cash in bank on demand deposit.................................                --
Payable for investment securities purchased...............................................                --
Dividends payable to preferred shareholders...............................................                59,836
Administration fee payable................................................................                 8,582
Other accrued expenses....................................................................                76,803
                                                                                                   -------------
  Total liabilities.......................................................................               145,221
                                                                                                   -------------
  NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES.....................................           $57,513,507
                                                                                                     ===========

Represented by:
  Preferred shares (note 5)...............................................................           $20,000,000
   Common shares:
    Par value.............................................................................                25,947
    Additional paid-in capital............................................................            35,452,118
                                                                                                    ------------
                                                                                                      55,478,065
  Undistributed net investment income.....................................................               321,815
  Accumulated net realized loss from investments..........................................               (29,106)
  Unrealized net appreciation (depreciation) of investments...............................             1,742,733
                                                                                                    -------------
    TOTAL REPRESENTING NET ASSETS APPLICABLE TO OUTSTANDING
      CAPITAL SHARES......................................................................           $57,513,507
                                                                                                     ===========
    TOTAL REPRESENTING NET ASSETS APPLICABLE TO OUTSTANDING
      COMMON SHARES.......................................................................           $37,513,507
                                                                                                     ===========

NET ASSET VALUE PER COMMON SHARE:
  (2,594,700, 7,252,200, 1,837,200, 2,982,200, 2,422,200 and
  4,837,100 common shares issued and outstanding, respectively)...........................                $14.46
                                                                                                          ======

See accompanying notes to financial statements.


THE VOYAGEUR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)(CONTINUED)                                      SEPTEMBER 30, 1995
-------------------------------------------------------------------------------------------------------------------


                                                                   VOYAGEUR          VOYAGEUR
             VOYAGEUR          VOYAGEUR          VOYAGEUR           FLORIDA          COLORADO
             MINNESOTA         MINNESOTA          ARIZONA           INSURED           INSURED
             MUNICIPAL         MUNICIPAL         MUNICIPAL         MUNICIPAL         MUNICIPAL
              INCOME            INCOME            INCOME            INCOME            INCOME
          FUND II, INC.     FUND III, INC.      FUND, INC.           FUND           FUND, INC.
         ----------------   --------------      ----------      --------------      ----------

          $155,819,030        $37,507,345       $64,780,392      $52,259,675     $104,050,818
                39,240                 80           179,544            --               --
             2,434,202             --                 --               --               --
             2,503,507            680,193           935,269        1,064,547        1,978,007
          ------------        -----------       -----------      -----------     ------------
           160,795,979         38,187,618        65,895,205       53,324,222      106,028,825
          ------------        -----------       -----------      -----------     ------------

                --                 --                 --              75,656          176,777
             2,520,719             --                 --               --               --
               174,900             44,646            72,398           58,224          115,372
                19,528              4,710             8,121            6,556           13,051
               183,026             71,519           102,108           95,814          106,353
          ------------        -----------       -----------      -----------     ------------
             2,898,173            120,875           182,627          236,250          411,553
          ------------        -----------       -----------      -----------     ------------
          $157,897,806        $38,066,743       $65,712,578      $53,087,972     $105,617,272
          ============        ===========       ===========      ===========     ============


         $  60,000,000        $15,000,000       $25,000,000      $20,000,000      $40,000,000

                72,522             18,372            29,822           24,222           48,371
            99,637,602         25,228,358        40,809,143       33,337,167       67,189,739
          ------------        -----------       -----------      -----------     ------------
           159,710,124         40,246,730        65,838,965       53,361,389      107,238,110
               419,658             76,999           211,989          192,489          295,731
            (2,691,607)        (2,382,708)         (897,170)        (490,727)        (625,185)
               459,631            125,722           558,794           24,821       (1,291,384)
          ------------        -----------       -----------      -----------     ------------

          $157,897,806        $38,066,743       $65,712,578      $53,087,972     $105,617,272
          ============        ===========       ===========      ===========     ============

           $97,897,806        $23,066,743       $40,712,578      $33,087,972    $  65,617,272
         =============        ===========       ===========      ===========    =============



                $13.50             $12.56            $13.65           $13.66         $13.57
                ======             ======            ======           ======         ======

See accompanying notes to financial statements.


THE VOYAGEUR FUNDS
STATEMENTS OF OPERATIONS (UNAUDITED)                                            SIX MONTHS ENDED SEPTEMBER 30, 1995
-------------------------------------------------------------------------------------------------------------------

                                                                                                      VOYAGEUR
                                                                                                      MINNESOTA
                                                                                                      MUNICIPAL
                                                                                                       INCOME
                                                                                                     FUND, INC.
Investment income:
  Interest . .............................................................................           $1,718,505
                                                                                                 --------------

Expenses (note 4):
  Investment advisory and management fees.................................................              115,079
  Administration fees.....................................................................               50,137
  Custodian and transfer agent fees.......................................................               15,024
  Audit and legal fees....................................................................               11,167
  Remarketing agent fees..................................................................               25,068
  Other expenses..........................................................................               22,741
                                                                                                 --------------
     Total expenses.......................................................................              239,216
                                                                                                 --------------

        Investment income - net...........................................................            1,479,289
                                                                                                 --------------

Realized and unrealized gain (loss) on investments:
  Realized gain (loss) on investments - net (note 3)......................................              130,892
  Change in unrealized appreciation or depreciation of investments - net..................              656,840
                                                                                                 --------------
     Net gain on investments..............................................................              787,732
                                                                                                 --------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............................       $    2,267,021
                                                                                                 ==============


See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (UNAUDITED) (CONTINUED)                                SIX MONTHS ENDED SEPTEMBER 30, 1995
-------------------------------------------------------------------------------------------------------------------



                                                                   Voyageur          Voyageur
             Voyageur          Voyageur          Voyageur           Florida          Colorado
             Minnesota         Minnesota          Arizona           Insured           Insured
             Municipal         Municipal         Municipal         Municipal         Municipal
              Income            Income            Income            Income            Income
           Fund II, Inc.    Fund III, Inc.      Fund, Inc.           Fund           Fund, Inc.
           ------------     -------------       ----------        -----------      ----------

            $4,564,553         $1,102,968        $1,866,160       $1,501,685         $2,852,271
           -----------         ----------       -----------       ----------         ----------


               315,156             76,011           130,914          105,446            210,846
               118,185             28,505            49,092           39,542             79,064
                27,229              7,535            10,080           10,083             13,304
                22,680              8,663            13,087           11,454             18,200
                75,205             18,801            31,336           25,068             50,137
                40,352             22,006            35,099           24,614             39,571
           -----------         ----------       -----------       ----------         ----------
               598,807            161,521           269,608          216,207            411,122
           -----------         ----------       -----------       ----------         ----------

             3,965,746            941,447         1,596,552        1,285,478          2,441,149
           -----------         ----------       -----------       ----------         ----------


              (158,602)          (410,802)          (45,485)         (13,160)          (319,469)
             3,021,200          1,101,629         1,259,837        1,160,017          2,190,923
           -----------         ----------       -----------       ----------         ----------
             2,862,598            690,827         1,214,352        1,146,857          1,871,454
           -----------         ----------       -----------       ----------         ----------
            $6,828,344         $1,632,274        $2,810,904       $2,432,335         $4,312,603
          ============         ==========        ==========       ==========         ==========

See accompanying notes to financial statements.

THE VOYAGEUR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------



                                                                   VOYAGEUR                       VOYAGEUR
                                                                   MINNESOTA                      MINNESOTA
                                                                   MUNICIPAL                      MUNICIPAL
                                                                    INCOME                         INCOME
                                                                  FUND, INC.                    FUND II, INC.
                                                            --------------------------   -------------------------
                                                            SIX MONTHS                   SIX MONTHS
                                                              ENDED           YEAR          ENDED         YEAR
                                                           SEPTEMBER 30,      ENDED      SEPTEMBER 30,    ENDED
                                                              1995           MARCH 31,       1995        MARCH 31,
                                                           (UNAUDITED)       1995         (UNAUDITED)     1995
                                                         -------------    ------------    -----------   ----------

Operations:
    Investment income - net............................   $1,479,289    $3,134,823       $3,965,746    $8,065,161
    Realized gain (loss) on investments - net..........      130,892       (84,971)        (158,602)   (2,497,147)
    Change in unrealized appreciation or
      depreciation of investments - net................      656,840       967,947        3,021,200     5,289,520
                                                         -----------   -----------     ------------  ------------
    Net increase in net assets resulting
      from operations..................................    2,267,021     4,017,799        6,828,344    10,857,534
                                                         -----------   -----------     ------------  ------------

Distributions to:
    Common shareholders from investment income - net ..   (1,206,536)   (2,413,073)      (2,882,751)   (5,983,068)
    Preferred shareholders from investment income - net     (427,504)     (684,186)      (1,187,040)   (2,061,072)
    Common shareholders from realized capital gains - net       --         (61,368)             --            --
    Preferred shareholders from realized capital gains - net    --         (12,894)             --            --
                                                         -----------   -----------     ------------  ------------
         Total distributions...........................   (1,634,040)   (3,171,521)      (4,069,791)   (8,044,140)
                                                         -----------   -----------     ------------  ------------

Capital share transactions (note 5):
    Final adjustment of offering costs
      relating to initial public offering..............        --            --              --            --
                                                         -----------   -----------     ------------  ------------
         Total increase in net assets..................      632,981       846,278        2,758,553     2,813,394
    Net assets at beginning of period..................   56,880,526    56,034,248      155,139,253   152,325,859
                                                         -----------   -----------     ------------  ------------
    Net assets at end of period (including undistributed net
      investment income of $321,815 and $476,566, $419,658
      and $523,703, $76,999 and $119,531, $211,989
      and $152,133, $192,489 and $142,773
      and $295,731 and $331,186, respectively).........  $57,513,507   $56,880,526     $157,897,806  $155,139,253
                                                         ===========   ============    ============  ============



See accompanying notes to financial statements.

THE VOYAGEUR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------------------------------------------



                                                                VOYAGEUR                       VOYAGEUR
      VOYAGEUR                       VOYAGEUR                   FLORIDA                        COLORADO
      MINNESOTA                      ARIZONA                    INSURED                        INSURED
      MUNICIPAL                     MUNICIPAL                  MUNICIPAL                       MUNICIPAL
       INCOME                        INCOME                     INCOME                          INCOME
    FUND III, INC.                  FUND, INC.                   FUND                          FUND INC.
-----------------------    -------------------------   ----------------------------    --------------------------
  Six Months                 Six Months                   Six Months                     Six Months
   ended         Year           ended         Year           ended         Year           ended           Year
 September 30,   ended      September 30,    ended       September 30,     ended         September 30,   ended
   1995         March 31,        1995        March 31,        1995        March 31,        1995         March 31,
 (Unaudited)     1995       (Unaudited)        1995       (Unaudited)       1995         (Unaudited)      1995
----------   ------------  ------------    -----------   ------------   -----------     ------------  -----------

   $941,447   $1,939,177      $1,596,552    $3,215,680    $1,285,478    $2,587,318     $ 2,441,149   $ 4,914,890
   (410,802)  (1,952,146)        (45,485)     (792,377)      (13,160)     (397,089)       (319,469)     (305,716)

  1,101,629    2,459,010       1,259,837     2,483,456     1,160,017     2,076,303       2,190,923     2,419,647
  ---------- ------------    ------------  ------------  ------------   -----------    ------------ ------------

  1,632,274    2,446,041       2,810,904     4,906,759     2,432,335     4,266,532       4,312,603     7,028,821
  ---------- ------------    ------------ -------------  ------------  -----------     ------------ ------------


   (661,392)  (1,331,970)     (1,084,776)   (2,329,844)     (871,992)   (1,871,152)     (1,686,940)   (3,658,059)
   (322,587)    (505,500)       (451,920)     (841,962)     (363,770)     (693,328)       (789,664)   (1,345,648)
      --          --               --         (140,052)       --           --               --          (128,941)
      --          --               --          (37,501)       --           --               --           (37,780)
-----------  -----------     -----------   -----------   -----------   -----------    ------------  ------------
   (983,979)  (1,837,470)     (1,536,696)   (3,349,359)   (1,235,762)   (2,564,480)     (2,476,604)   (5,170,428)
-----------  -----------     -----------   -----------   -----------   -----------    ------------  ------------


      --          25,000           --           --            --           --               --            --
-----------  -----------     -----------   -----------   -----------   -----------    ------------  ------------
    648,295      633,571       1,274,208     1,557,400     1,196,573     1,702,052       1,835,999     1,858,393
 37,418,448   36,784,877      64,438,370    62,880,970    51,891,399    50,189,347     103,781,273   101,922,880
-----------  -----------     -----------   -----------   -----------   -----------    ------------  ------------


$38,066,743  $37,418,448     $65,712,578   $64,438,370   $53,087,972   $51,891,399    $105,617,272  $103,781,273
===========  ===========     ===========   ===========   ===========   ===========    ============  ============

See accompanying notes to financial statements.

THE VOYAGEUR FUNDS
Notes to Financial Statements (UNAUDITED)
--------------------------------------------------------------------------------

(1)  ORGANIZATION

     Voyageur Minnesota Municipal Income Fund, Inc. ("Minnesota Municipal"); Voyageur Minnesota Municipal Income Fund II, Inc. ("Minnesota Municipal II"); Voyageur Minnesota Municipal Income Fund III, Inc. ("Minnesota Municipal III"); Voyageur Arizona Municipal Income Fund, Inc. ("Arizona Municipal"); Voyageur Florida Insured Municipal Income Fund ("Florida Insured Municipal"); and Voyageur Colorado Insured Municipal Income Fund, Inc. ("Colorado Insured Municipal") (collectively the "Funds") are registered under the Investment Company Act of 1940 (as amended) ("1940 Act") as closed-end, diversified management investment companies (except Minnesota Municipal, Minnesota Municipal III and Colorado Insured Municipal, which are non-diversified management investment companies). Shares of the Funds are listed on the American Stock Exchange.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Funds are as follows:

INVESTMENTS IN SECURITIES
     The values of fixed-income securities are determined using pricing services or prices quoted by independent brokers. When market quotations are not readily available, securities are valued at fair value according to methods selected in good faith by the Board of Directors or Trustees. Short-term securities with maturities less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost which approximates market value.

     Security transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified cost basis. Interest income, including level-yield amortization of premium and original issue discount, is accrued daily.

     The Funds concentrate their investments in their respective states. Therefore, there may be more credit risk related to the economic conditions of a particular state than a portfolio with broader geographical diversification.

FEDERAL TAXES
     The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable net investment income and net realized capital gains, if any, to shareholders in amounts that will avoid or minimize federal income or excise taxes. Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred for tax purposes due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Furthermore, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

DISTRIBUTIONS TO SHAREHOLDERS
     The Funds intend to pay monthly dividends from net investment income. Net realized capital gains, if any, will be distributed on an annual basis. These distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or, pursuant to the Funds' Dividend Reinvestment Plans, reinvested in additional common shares of the Funds. Under the Plans, shares of the Funds will be purchased in the open market.

(3)  INVESTMENT SECURITIES TRANSACTIONS

     Purchases of securities and proceeds from sales, other than investments in short-term securities, for Minnesota Municipal, Minnesota Municipal II, Minnesota Municipal III, Arizona Municipal, Florida Insured Municipal and Colorado Insured Municipal were $3,118,862 and $3,419,930, $6,103,057 and $6,224,818, $6,911,711 and $7,017,313, $7,429,886 and $6,980,022, $2,396,173 and
$2,436,072,  and $23,344,174 and $22,506,043,  respectively,  for the six months ended September 30, 1995.

(4)  FEES AND EXPENSES

     The Funds have entered into the following agreements with Voyager Fund Managers, Inc. (the "Adviser") and with Mitchell Hutchins Asset Management Inc. (Middlesex Administrators L.P. on Colorado Insured Municipal only) (the "Administrators").

     The investment advisory agreements provide the Adviser with a monthly investment management fee computed at an annual rate of .40% of each Fund's average daily net assets, including assets attributable to any preferred stock that may be outstanding. For its fee, the Adviser provides investment advice and, in general, conducts the management and investments of the Funds.

     The administration agreements provide the Administrators with a monthly fee computed at an annual rate of .15% of each Fund's average daily net assets, including assets attributable to any preferred stock that may be outstanding. Certain Funds have minimum annual fees payable to the Administrators. Minnesota Municipal paid the minimum fee for the six months ended September 30, 1995. For their fees, the Administrators provide certain administrative, clerical and recordkeeping services to the Funds.

     In addition to advisory and administrative fees, the Funds are responsible for paying most of the other operating expenses, including outside directors' or trustees' fees and expenses, custodian fees, registration fees, printing of shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, insurance, interest and other miscellaneous expenses.

(5) CAPITAL SHARES TRANSACTIONS

     Pursuant to their articles of incorporation, Minnesota Municipal, Minnesota Municipal II, Minnesota Municipal III, Arizona Municipal and Colorado Insured Municipal each have 200 million shares of $0.01 par value common shares authorized. Florida Insured Municipal has been authorized to issue an unlimited amount of $0.01 par value common shares. The common shares outstanding at September 30, 1995 were 2,594,700 for Minnesota Municipal, 7,252,200 for Minnesota Municipal II, 1,837,200 for Minnesota Municipal III, 2,982,200 for Arizona Municipal, 2,422,200 for Florida Insured Municipal and 4,837,100 for Colorado Insured Municipal. The Adviser owns 7,200 shares Minnesota Municipal III.

     For the six months ended September 30, 1995 and for the year ended March 31, 1995, there were no transactions in common shares for the Funds.

     The Funds each have 1 million shares of $0.01 par value preferred shares authorized, except for Florida Insured Municipal which has an unlimited amount of $0.01 par value preferred shares authorized. Under resolutions adopted by the Board of Directors or Trustees, Minnesota Municipal is allowed to issue up to 400 preferred shares, of which the entire amount was issued on August 6, 1992. On May 14, 1993, Minnesota Municipal II, Arizona Municipal and Florida Insured Municipal issued 1,200, 500 and 400 preferred shares, respectively. On December 10, 1993, Minnesota Municipal III issued 300 preferred shares and on September 23, 1993, Colorado Insured Municipal issued 800 preferred shares. The preferred shares have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends.

     Dividends for the outstanding preferred shares of each Fund are cumulative at a rate established at the initial public offering and are typically reset every 28 days based on the results of an auction. Dividend rates (adjusted for capital gains distributions) ranged from 3.75% to 4.35% on Minnesota Municipal, from 3.75% to 4.25% on Minnesota Municipal II, from 3.80% to 4.25% on Minnesota Municipal III, from 3.65% to 4.25% on Arizona Municipal, from 3.74% to 4.25% on Florida Insured Municipal and from 2.40% to 4.95% on Colorado Insured Municipal during the six months ended September 30, 1995. Smith Barney Inc.and Merrill Lynch Pierce, Fenner & Smith Inc. (on Colorado Insured Municipal only), as the remarketing agents, receive an annual fee from each of the Funds of .25% of the average amount of preferred stock outstanding.

     Under the 1940 Act, the Funds may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred stock is less than 200%.

     Each of the Fund's preferred shares are redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $50,000 per share plus any accumulated but unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $50,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of each of the Funds is not satisfied. The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares are also entitled to elect two of each Fund's directors or trustees. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, and (b) take any action requiring a vote of security holders pursuant to Section 13(a) of the 1940 Act, including, among other things, changes in each of the Fund's subclassification as a closed-end investment company or changes in their fundamental investment restrictions.

(6)  CAPITAL LOSS CARRYFORWARDS

     For federal income tax purposes, Minnesota Municipal, Minnesota Municipal II, Minnesota Municipal III, Arizona Municipal, Florida Insured Municipal and Colorado Insured Municipal had capital loss carryforwards of $159,998, $2,493,771, $1,966,961, $851,685, $477,567 and $305,716, respectively, at March
31, 1995, that will expire in 2002 through 2004 if not offset by subsequent capital gains. It is unlikely the Board of Directors or Trustees will authorize a distribution of any net realized capital gains until the available capital loss carryforwards have been offset or expire.

(7)  FINANCIAL HIGHLIGHTS (UNAUDITED)(CONTINUED)

     Per share data (rounded to the nearest cent) for a share of common stock outstanding and selected information for each period are as follows:

                                                                                MINNESOTA MUNICIPAL
                                                                                -------------------
                                                               Six Months                               Period from
                                                                  ended          Year          Year        May 1,
                                                              September 30,      ended         ended      1992* to
                                                                  1995         March 31,     March 31,    March 31,
Net asset value:                                               (Unaudited)      1995           1994         1993**
                                                                -------        -------        -------     -------
   Beginning of period.................................         $14.21         $13.89         $14.67      $13.95
                                                                -------        -------        -------     -------
Operations:
   Investment income - net.............................           0.57           1.21           1.20        0.90
   Realized and unrealized gain (loss) on investments - net       0.31           0.34          (0.68)       1.00
                                                                -------        -------        -------     -------
     Total from operations.............................           0.88           1.55           0.52        1.90
                                                                -------        -------        -------     -------
Distributions to:
   Common shareholders from investment income - net....          (0.47)         (0.93)         (0.93)      (0.70)
   Preferred shareholders from investment income - net.          (0.16)         (0.27)         (0.18)      (0.12)
   Common shareholders from realized capital gains - net        --              (0.02)         (0.16)      (0.06)
   Preferred shareholders from realized capital gains - net     --              (0.01)         (0.03)      (0.02)
                                                                -------        -------        -------     -------
     Total distributions...............................          (0.63)         (1.23)         (1.30)      (0.90)
                                                                -------        -------        -------     -------
Capital share transactions:
Capital charge with respect to issuance of shares......         --              --            --           (0.28)
                                                                -------        -------        -------     -------
Net asset value:
   End of period.......................................         $14.46         $14.21         $13.89      $14.67
                                                                ======         ======         ======      ======
Market value:
   End of period.......................................         $13.38         $14.50         $15.63      $16.00
                                                                ======         ======         ======      ======

Total investment return:
   Market value (a)....................................        (4.70)%         (0.71)%         4.28%       20.31%
   Net asset value (b).................................         5.09 %          9.72 %         1.63%       10.91%
Net assets applicable to outstanding capital shares
   at end of period (000's omitted)....................        $57,514        $56,881        $56,034      $58,075
Ratios/Supplemental Data:
   Ratio of expenses to average net assets (c).........       0.83%(d)          0.85%          0.78%     0.88%(d)
   Ratio of investment income - net to
     average net assets (c)............................       5.16%(d)          5.66%          5.22%     4.92%(d)
   Portfolio turnover rate (excluding
     short-term securities)............................             6%            13%            11%          43%
   Value of preferred shares outstanding (000's omitted)       $20,000        $20,000        $20,000      $20,000
   Net asset coverage per share of preferred
     shares, end of period.............................       $143,784       $142,201       $140,086     $145,188
   Liquidation value per share of preferred shares (e).        $50,000        $50,000        $50,000      $50,000
_____________________________
      *   Commencement of investment operations
     **   Initial period

See accompanying notes to financial highlights on page xx.

FINANCIAL HIGHLIGHTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------------------------------------------

                                                                              MINNESOTA MUNICIPAL II
                                                                              ----------------------
                                                               Six Months                                Period from
                                                                  ended            Year        Year     February 26,
                                                              September 30,        ended       ended      1993* to
                                                                  1995           March 31,   March 31,    March 31,
Net asset value:                                               (Unaudited)        1995        1994         1993**
                                                               -----------     ------------------------------------
   Beginning of period.................................        $13.12            $12.73      $13.84       $13.95
                                                               -------           ------      ------       ------
Operations:
   Investment income - net.............................          0.55              1.11        0.98         0.03
   Realized and unrealized gain (loss) on investments - net      0.39              0.39       (0.96)       (0.11)
                                                               -------           ------      ------       ------
     Total from operations.............................          0.94              1.50        0.02        (0.08)
                                                               -------           ------      ------       ------
Distributions to:
   Common shareholders from investment income - net....         (0.40)            (0.83)      (0.76)         --
   Preferred shareholders from investment income - net.         (0.16)            (0.28)      (0.18)         --
   Common shareholders from realized capital gains - net        --                 --         (0.02)         --
   Preferred shareholders from realized capital gains - net     --                 --         (0.00)         --
                                                               -------           ------      ------       ------
     Total distributions...............................         (0.56)            (1.11)      (0.96)         --
                                                               -------           ------      ------       ------
Capital share transactions:
Capital charge with respect to issuance of shares......          --                --         (0.17)       (0.03)
                                                               -------           ------      ------       ------
Net asset value:
   End of period.......................................        $13.50             $13.12     $12.73        $13.84
                                                               ======             ======     ======        ======
Market value:
   End of period.......................................        $11.50             $12.38     $14.63        $15.13
                                                               ======             ======     ======        ======

Total investment return:
   Market value (a)....................................         (3.94)%            (9.59)%     1.71%         8.42%
   Net asset value (b).................................          5.99%             10.16%     (2.93)%       (0.79)%
Net assets applicable to outstanding capital shares
   at end of period (000's omitted)....................      $157,898           $155,139   $152,326      $100,392
Ratios/Supplemental Data:
   Ratio of expenses to average net assets (c).........          0.76% (d)          0.77%      0.76%         0.83%(d)
   Ratio of investment income - net to
     average net assets (c)............................          5.05% (d)          5.39%      4.54%         2.29%(d)
   Portfolio turnover rate (excluding
     short-term securities)............................             4%                32%        27%           11%
   Value of preferred shares outstanding (000's omitted)      $60,000            $60,000    $60,000          --
   Net asset coverage per share of preferred
     shares, end of period.............................      $131,582           $129,283   $126,938          --
   Liquidation value per share of preferred shares (e).       $50,000            $50,000    $50,000          --
_____________________________
      *   Commencement of investment operations
     **   Initial period

See accompanying notes to financial highlights on page xx.

FINANCIAL HIGHLIGHTS (UNAUDITED)(CONTINUED)
-----------------------------------------------------------------------------------------------------------------

                                                                             MINNESOTA MUNICIPAL III
                                                                             -----------------------
                                                               Six Months                             Period from
                                                                  ended              Year             October 29,
                                                              September 30,          ended             1993* to
                                                                  1995             March 31,           March 31,
                                                               (Unaudited)            1995              1994**
                                                               -----------      ------------        ------------
Net asset value:
   Beginning of period.....................................     $12.20              $11.86             $14.03
                                                                ------              ------             ------
Operations:
   Investment income - net.................................       0.51                1.06               0.32
   Realized and unrealized gain (loss) on investments - net       0.38                0.28              (1.88)
                                                                ------               ------             ------
     Total from operations.................................       0.89                1.34              (1.56)
                                                                ------               ------             ------
Distributions to:
   Common shareholders from investment income - net........      (0.36)              (0.73)             (0.25)
   Preferred shareholders from investment income - net.....      (0.17)              (0.28)             (0.06)
                                                                ------               ------             ------
       Total distributions.................................      (0.53)              (1.01)             (0.31)
                                                                ------               ------             ------
Capital share transactions:
Capital charge/adjustment with respect to issuance of shares     --                   0.01              (0.30)
                                                                ------               ------             ------
Net asset value:
   End of period...........................................     $12.56              $12.20             $11.86
                                                                =======             ======             ======
Market value:
   End of period...........................................     $10.75              $11.25             $14.00
                                                                =======             ======             ======

Total investment return:
   Market value (a)........................................      (1.38)%            (14.27)%             1.53%
   Net asset value (b).....................................       5.96%               9.55 %           (13.85)%
Net assets applicable to outstanding capital shares
   at end of period (000's omitted)........................    $38,067             $37,418            $36,785
Ratios/Supplemental Data:
   Ratio of expenses to average net assets (c).............       0.85% (d)           0.82%              0.90%(d)
   Ratio of investment income - net to
     average net assets (c)................................       4.95% (d)           5.37%              3.95%(d)
   Portfolio turnover rate (excluding
     short-term securities)................................         19%                 47%                21%
   Value of preferred shares outstanding (000's omitted)...    $15,000             $15,000            $15,000
   Net asset coverage per share of preferred
     shares, end of period.................................   $126,889            $124,728           $122,616
   Liquidation value per share of preferred shares (e).....    $50,000             $50,000            $50,000
_____________________________
      *   Commencement of investment operations
     **   Initial period

See accompanying notes to financial highlights on page xx.

FINANCIAL HIGHLIGHTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------------------------------------------

                                                                               ARIZONA MUNICIPAL
                                                                               -----------------
                                                               Six Months                                Period from
                                                                  ended          Year           Year     February 26,
                                                              September 30,      ended          ended      1993* to
                                                                  1995         March 31,      March 31,    March 31,
                                                               (Unaudited)        1995          1994        1993**
                                                              ------------   -------------  ------------- ----------
Net asset value:
   Beginning of period...................................     $13.22           $12.70         $13.77        $13.95
                                                              ------           ------         ------        ------
Operations:
   Investment income - net...............................       0.53             1.08           0.95          0.01
   Realized and unrealized gain (loss) on investments - net     0.41             0.56          (0.79)        (0.13)
                                                              ------           ------         ------        ------
     Total from operations...............................       0.94             1.64           0.16         (0.12)
                                                              ------           ------         ------        ------
Distributions to:
   Common shareholders from investment income - net......      (0.36)           (0.78)         (0.75)         --
   Preferred shareholders from investment income - net...      (0.15)           (0.28)         (0.18)         --
   Common shareholders from realized capital gains - net       --               (0.05)         (0.09)         --
   Preferred shareholders from realized capital gains - net    --               (0.01)         (0.02)         --
                                                              ------           ------         ------        ------
     Total distributions.................................      (0.51)           (1.12)         (1.04)         --
                                                              ------           ------         ------        ------
Capital share transactions:
Capital charge with respect to issuance of shares.......        --              --             (0.19)        (0.06)
                                                              ------           ------         ------        ------
Net asset value:
   End of period.........................................     $13.65           $13.22         $12.70        $13.77
                                                              =======          =======        ======        ======
Market value:
   End of period.........................................     $12.13           $12.13         $13.88        $15.13
                                                              =======          =======        ======        ======

Total investment return:
   Market value (a)......................................       3.01%           (6.43)%        (2.91)%        8.42 %
   Net asset value (b)...................................       6.07%           11.29 %        (2.20)%       (1.29)%
Net assets applicable to outstanding capital shares
   at end of period (000's omitted)......................     $65,713         $64,438        $62,881       $41,063
Ratios/Supplemental Data:
   Ratio of expenses to average net assets (c)...........       0.83% (d)        0.79%          0.82%         0.90%(d)
   Ratio of investment income - net to
     average net assets (c)..............................       4.89% (d)        5.19%          4.41%         1.29%(d)
   Portfolio turnover rate (excluding
     short-term securities)..............................         11%              18%            15%            0%
   Value of preferred shares outstanding (000's omitted).    $25,000          $25,000        $25,000          --
   Net asset coverage per share of preferred
     shares, end of period...............................   $131,425         $128,877       $125,762          --
   Liquidation value per share of preferred shares (e)...    $50,000          $50,000        $50,000          --
_____________________________
      *   Commencement of investment operations
     **   Initial period

See accompanying notes to financial highlights on page xx.

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------------------------------------------

                                                                           FLORIDA INSURED MUNICIPAL
                                                                           -------------------------
                                                               Six Months                                Period from
                                                                  ended            Year        Year     February 26,
                                                             September 30,         ended       ended      1993* to
                                                                  1995           March 31,   March 31,    March 31,
                                                               (Unaudited)        1995         1994        1993**
                                                               -----------     -----------  ----------   -----------
Net asset value:
   Beginning of period.................................         $13.17           $12.46      $13.73       $14.05
                                                                ------           ------      ------       ------
Operations:
   Investment income - net.............................           0.53             1.07        0.96         0.01
   Realized and unrealized gain (loss) on investments - net       0.47             0.69       (1.10)       (0.25)
                                                                ------           ------      -------       ------
     Total from operations.............................           1.00             1.76       (0.14)       (0.24)
                                                                ------           ------      -------       ------
Distributions to:
   Common shareholders from investment income - net....         (0.36)            (0.77)      (0.74)        --
   Preferred shareholders from investment income - net.         (0.15)            (0.28)      (0.19)        --
                                                                ------           ------      -------       ------
     Total distributions...............................         (0.51)            (1.05)      (0.93)        --
                                                                ------           ------      -------       ------
Capital share transactions:
Capital charge with respect to issuance of shares......          --               --          (0.20)       (0.08)
                                                                ------           ------      -------       ------
Net asset value:
   End of period.......................................         $13.66           $13.17      $12.46       $13.73
                                                                ======           ======      ======       ======
Market value:
   End of period.......................................         $11.75           $12.25      $12.50       $15.13
                                                                ======           ======      ======       ======

Total investment return:
   Market value (a)....................................          (1.15)%           4.69%     (13.04)%       7.65%
   Net asset value (b).................................           6.53%           12.56%      (4.40)%      (2.28)%
Net assets applicable to outstanding capital shares
   at end of period (000's omitted)....................        $53,088          $51,891     $50,189      $33,247
Ratios/Supplemental Data:
   Ratio of expenses to average net assets (c).........           0.82% (d)        0.81%       0.85%        0.90%(d)
   Ratio of investment income - net to
     average net assets (c)............................           4.89% (d)        5.21%       4.49%        1.24%(d)
   Portfolio turnover rate (excluding
     short-term securities)............................              5%              10%         20%           0%
   Value of preferred shares outstanding (000's omitted)       $20,000          $20,000     $20,000         --
   Net asset coverage per share of preferred
     shares, end of period.............................        132,720         $129,728    $125,473         --
   Liquidation value per share of preferred shares (e).        $50,000          $50,000     $50,000         --
_____________________________
      *   Commencement of investment operations
     **   Initial period

See accompanying notes to financial highlights on page xx.

FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------

                                                                             COLORADO INSURED MUNICIPAL
                                                                             --------------------------
                                                                Six Months                             Period from
                                                                   ended               Year             July 29,
                                                               September 30,           ended            1993* to
                                                                   1995              March 31,          March 31,
                                                                (Unaudited)            1995              1994**
                                                                -----------       --------------     ------------
Net asset value:
   Beginning of period.....................................     $13.19               $12.80             $14.10
                                                                ------               ------             ------
Operations:
   Investment income - net.................................       0.50                 1.02               0.59
   Realized and unrealized gain (loss) on investments - net       0.39                 0.44              (1.19)
                                                                ------               ------             ------
   Total from operations...................................       0.89                 1.46              (0.60)
                                                                ------               ------             ------
Distributions to:
   Common shareholders from investment income - net........      (0.35)               (0.76)             (0.39)
   Preferred shareholders from investment income - net.....      (0.16)               (0.27)             (0.11)
   Common shareholders from realized capital gains - net...      --                   (0.03)              --
   Preferred shareholders from realized capital gains - net      --                   (0.01)              --
                                                                ------               ------             ------
   Total distributions.....................................      (0.51)               (1.07)             (0.50)
                                                                ------               ------             ------
Capital share transactions:
Capital charge with respect to issuance of shares..........      --                  --                  (0.20)
                                                                ------               ------             ------
Net asset value:
   End of period...........................................     $13.57               $13.19             $12.80
                                                                ======               ======             ======
Market value:
   End of period...........................................     $12.13               $12.25             $14.50
                                                                =======              =======            ======

Total investment return:
   Market value (a)........................................       1.79%              (10.05)%             5.52%
   Net asset value (b).....................................       5.50%                9.67  %           (6.66)%
Net assets applicable to outstanding capital shares
   at end of period (000's omitted)........................   $105,617             $103,781           $101,923
Ratios/Supplemental Data:
   Ratio of expenses to average net assets (c).............       0.78% (d)            0.76%              0.78%(d)
   Ratio of investment income - net to
       average net assets (c)..............................       4.64% (d)            4.88%              4.26%(d)
   Portfolio turnover rate (excluding
       short-term securities)..............................         22%                   7%                 3%
   Value of preferred shares outstanding (000's omitted)...    $40,000              $40,000            $40,000
   Net asset coverage per share of preferred
       shares, end of period...............................   $132,022             $129,727           $127,404
   Liquidation value per share of preferred shares (e).....    $50,000              $50,000            $50,000
_____________________________
      *   Commencement of investment operations
     **   Initial period

See accompanying notes to financial highlights on page xx.

NOTES TO FINANCIAL HIGHLIGHTS

(a) Total investment return is calculated assuming a purchase of common shares at the current market value on the first day and a sale at the current market value on the last day of each period reported. Underwriting discounts and commissions are not reflected in the total investment return for the initial period of each Fund. If underwriting discounts and commissions had been reflected, total investment returns for the initial period would have been 11.89%, 0.83%, (5.07)%, 0.83%, 0.83% and (0.81)% for
     Minnesota Municipal, Minnesota Municipal II, Minnesota Municipal III, Arizona Municipal, Florida Insured Municipal and Colorado Insured Municipal, respectively. Distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Funds' dividend reinvestment plans. Total investment returns for periods of less than one year are not annualized.

(b) Total investment return is calculated assuming a purchase of common shares at the current net asset value on the first day and a sale at the current net asset value on the last day of each period reported. Distributions, if any, are assumed for purposes of this calculation, to be reinvested at net asset value as of dividend payable date. Total investment returns for periods of less than one year are not annualized. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value of the Fund.

(c) Ratios calculated on the basis of expenses and net investment income applicable to both the common and preferred shares relative to the average net assets of common and preferred shareholders. Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)  Annualized.

(e)  Excluding any accumulated but unpaid dividends.


THE VOYAGEUR FUNDS
QUARTERLY DATA (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------


                                                                     Net Realized    Net Change
                                                                    and Unrealized  in Net Assets
                                    Investment     Investment      Gain (Loss) on   Resulting from    Market Price
                                       Income     Income - Net      Investments       Operations        on ASE
                                    ----------  ---------------  -----------------  ---------------  ---------------
                                  Total    Per     Total   Per      Total    Per     Total     Per
Quarter Ended                     (000)   Share    (000)  Share     (000)   Share    (000)    Share    High     Low
-------------                     -----   -----    -----  -----     -----   -----    -----    -----  --------  -----

VOYAGEUR MINNESOTA MUNICIPAL INCOME FUND, INC.
September 30, 1995...........     $806   $0.31     $687    $0.26   $548   $0.22     $1,235   $0.48   $14.375 $13.125
June 30, 1995................      913    0.35      792     0.31    240    0.09      1,032    0.40    14.750  13.875
                                ------  ------   ------   ------  ------   -----    ------   -----
   Totals....................   $1,719   $0.66   $1,479    $0.57   $788   $0.31     $2,267   $0.88
                                ======   =====   ======    ===== ======  ======     ======   =====

VOYAGEUR MINNESOTA MUNICIPAL INCOME FUND II, INC.
September 30, 1995...........   $2,217   $0.31   $1,921    $0.27 $1,892   $0.26     $3,813   $0.53   $12.375 $11.375
June 30, 1995................    2,348    0.32    2,045     0.28     970   0.13      3,015    0.41    12.875  11.500
                                ------  ------   ------   ------  ------   -----    ------   ------
   Totals....................   $4,565   $0.63   $3,966    $0.55 $2,862   $0.39     $6,828   $0.94
                                ======   =====   ======    ===== ======   =====     ======   =====

VOYAGEUR MINNESOTA MUNICIPAL INCOME FUND III, INC.
September 30, 1995...........     $533   $0.29     $452    $0.25   $439   $0.24       $891   $0.49   $11.875 $10.500
June 30, 1995................      570    0.31      489     0.26    252    0.14        741    0.40    12.000  10.875
                                ------  ------   ------   ------  ------   -----     ------  ------
   Totals....................   $1,103   $0.60     $941    $0.51   $691   $0.38     $1,632   $0.89
                                ======   =====     ====    =====   ====   =====     ======   =====

VOYAGEUR ARIZONA MUNICIPAL INCOME FUND, INC.
September 30, 1995...........     $929  $0.31      $798    $0.26   $891   $0.30     $1,689   $0.56   $12.500 $11.625
June 30, 1995................      937   0.32       799     0.27    323    0.11      1,122    0.38    12.625  11.375
                                ------  ------   ------   ------  ------   -----     ------  -----
   Totals....................   $1,866  $0.63    $1,597    $0.53 $1,214   $0.41     $2,811   $0.94
                                ======  =====    ======    ===== ======  ======     ======   =====

VOYAGEUR FLORIDA INSURED MUNICIPAL INCOME FUND
September 30, 1995...........     $754  $0.31      $645    $0.27 $1,150   $0.47     $1,795   $0.74   $12.250 $11.375
June 30, 1995................      748   0.31       640     0.26     (3)  (0.00)       637    0.26    12.375  11.375
                                ------  ------   ------    ------  ------ -----     ------  ------
   Totals....................   $1,502  $0.62    $1,285    $0.53 $1,147   $0.47     $2,432   $1.00
                                ======  =====    ======    ===== ======   =====     ======   =====

VOYAGEUR COLORADO INSURED MUNICIPAL INCOME FUND, INC.
September 30, 1995...........   $1,441  $0.30   $1,235     $0.25 $1,101   $0.23     $2,336   $0.48   $13.000 $11.875
June 30, 1995................    1,411   0.29    1,206      0.25    770    0.16      1,977    0.41    12.875  11.625
                                ------  ------   ------    ------  ------  -----     ------  -----
   Totals....................   $2,852  $0.59   $2,441     $0.50 $1,871   $0.39     $4,313   $0.89
                                ======  =====   ======     =====  =====   ======    =======  =====


VOYAGEUR MINNESOTA MUNICIPAL INCOME FUND, INC.
INVESTMENTS IN SECURITIES (UNAUDITED)                                                              SEPTEMBER 30, 1995
---------------------------------------------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                                           COUPON               MARKET
      ($000)   NAME OF ISSUER (b)                                                       RATE    MATURITY    VALUE (a)
---------------------------------------------------------------------------------------------------------------------


              (Percentage  of each  investment  category  relates  to total net assets applicable to common shareholders.)

              MINNESOTA MUNICIPAL BONDS (150.7%):
              EDUCATION REVENUE (13.9%):
              -------------------------------------------------------------------------------------------------------
     $1,000   Minnesota Higher Education Facilities Authority Revenue, Series 3-C,
                  St. Thomas University ..............................................  6.25%    09-01-16  $1,014,730
      1,000   Minnesota Higher Education Facilities Authority Revenue, Series 3-J,
                  Macalester College..................................................  6.40     03-01-22   1,030,650
        250   Minnesota State University Board Revenue, Series A, State University
                  System................................................................6.05     06-30-18     251,617
      1,075   Northfield, Minnesota, St. Olaf College Revenue.........................  6.30     10-01-12   1,118,398
      1,750   Northfield, Minnesota, St. Olaf College Revenue.........................  6.40     10-01-21   1,798,143
                                                                                                           ----------
                                                                                                            5,213,538
                                                                                                           ----------
              GENERAL OBLIGATION (25.0%):
              -------------------------------------------------------------------------------------------------------

      1,000   Carver County, Series 1992-A............................................  5.88     02-01-14     997,120
        305   Edina Recreational Facilities Bonds, Series 1992-A......................  6.00     01-01-09     314,980
        320   Edina Recreational Facilities Bonds, Series 1992-A......................  6.00     01-01-10     328,505
      2,200   Hennepin County.........................................................  5.75     10-01-10   2,221,494
      1,600   Minneapolis.............................................................  6.00     03-01-16   1,617,456
      1,500   Minneapolis-St. Paul Metro Airport Commission, AMT......................  6.60     01-01-11   1,591,845
      1,000   Rosemount, Independent School District #196.............................  5.70     04-01-12     995,760
      1,250   St. Francis, Independent School District #15 (CGIC Insured).............  6.30     02-01-11   1,323,875
                                                                                                           ----------
                                                                                                            9,391,035
                                                                                                           ----------

              HEALTH CARE REVENUE (27.7%):
              -------------------------------------------------------------------------------------------------------

      1,000   Bloomington Health Care Facilities, Masonic Home Care Center
               (AMBAC Insured)........................................................  5.88     07-01-22     985,950
      2,000   Duluth Economic Development Authority, Health Care Facilities Revenue,
                  Series 1992, Duluth Clinic (AMBAC Insured)..........................  6.30     11-01-22   2,058,340
      1,000   Duluth Economic Development Authority, Health Care Facilities Revenue,
                  Series 1993-C,St. Mary's Hospital (Connie Lee Insured)..............  6.00     02-15-20     996,100
      1,000   Duluth Economic Development Authority, Hospital Facilities Revenue,
                  Series 1992-B, St. Luke's Hospital (Connie Lee Insured).............  6.40     05-01-18   1,029,850
      2,210   Minneapolis Hospital System Revenue, Fairview Hospital, Series 1991-A
                  (MBIA Insured)......................................................  6.50     01-01-11   2,336,036
      1,500   Minneapolis Hospital System Revenue, Fairview Hospital, Series 1993-A
                  (MBIA Insured)......................................................  5.25     11-15-19   1,378,875
        500   Minneapolis-St. Paul HRA, Health One (MBIA Insured).....................  6.75     08-15-14     535,380
      1,000   St. Cloud Hospital Revenue (AMBAC Insured)..............................  6.75     07-01-15   1,076,490
                                                                                                           ----------
                                                                                                           10,397,021
                                                                                                           ----------

              HOUSING REVENUE (37.3%):
              ------------------------------------------------------------------------------------------------------

      2,170   Brooklyn Center, Multi-Family Housing Revenue, Four Courts, AMT.........  7.50     06-01-25   2,174,774
      1,430   Minnesota State HFA, Single Family Mortgage Revenue, Series 1991-A,
                   AMT (FHA Insured)..................................................  7.45     07-01-22   1,514,999
        635   Minnesota State HFA, Single Family Mortgage Revenue, Series 1992-G......  6.50     07-01-06$    663,772
      2,725   Minnetonka, Minnesota, Senior Housing Project (Guaranteed by Presbyterian
                  Homes of Minnesota).................................................  7.70     06-01-25   2,796,259
      1,400   New Brighton, Multi-Family Mortgage Revenue, Polynesian Village
                  Apartments, Series 1995-A, AMT......................................  7.60     04-01-25   1,422,484
      2,265   St. Anthony Multi-Family Housing Development (Asset Guaranty Insured)...  6.88     07-01-22   2,373,041
      2,950   St. Paul HRA, Multi-Family Housing Revenue, Pointe of St. Paul Project,
                  Series 1992 (FNMA Backed) ..........................................  6.60     10-01-12   3,050,978
                                                                                                           ----------
                                                                                                           13,996,307
                                                                                                           ----------

              INDUSTRIAL REVENUE (9.5%):
              ------------------------------------------------------------------------------------------------------

      2,575   Bass Brook PCR, Minnesota Power and Light...............................  6.00     07-01-22   2,514,410
      1,000   Metropolitan Council Sports Facilities Commission,
                  Hubert H. Humphrey Metrodome........................................  6.00     10-01-09   1,031,540
                                                                                                           ----------
                                                                                                            3,545,950
                                                                                                           ----------

              POLLUTION CONTROL REVENUE (4.3%):
              ------------------------------------------------------------------------------------------------------

      1,500   Minnesota Public Facilities Authority, Water Pollution Control Revenue,
                  Series 1992.........................................................  6.50     03-01-14   1,598,895
                                                                                                           ----------

              PRE-REFUNDED/ESCROWED (11.0%):
              -------------------------------------------------------------------------------------------------------

      3,055   Dakota & Washington Counties HRA, Single Family Mortgage Revenue,
                  Bloomington, AMT (GNMA Backed)......................................  8.38     09-01-21   4,118,293
                                                                                                           ----------

              UTILITY REVENUE (22.0%):
              ------------------------------------------------------------------------------------------------------

      1,000   Anoka County Solid Waste Disposal, National Rural Co-Op Utility, AMT....  6.95     12-01-08   1,065,480
      1,500   Northern Minnesota Municipal Power Agency, Electric System, Series A....  5.00     01-01-21   1,302,525
      1,250   Northern Minnesota Municipal Power Agency, Electric System, Series B
                  (AMBAC Insured).....................................................  5.50     01-01-18   1,207,875
      1,000   Southern Minnesota Municipal Power Agency (FGIC Insured)................  5.75     01-01-11     990,870
      1,000   Southern Minnesota Municipal Power Agency (AMBAC Insured)...............  5.50     01-01-15     974,861
        580   Southern Minnesota Municipal Power Agency (FGIC Insured)................  5.00     01-01-16     525,706
      2,275   Western Minnesota Municipal Power Agency (MBIA Insured).................  5.50     01-01-15   2,198,765
                                                                                                           ----------
                                                                                                            8,266,082
                                                                                                           ----------
                  Total Municipal Bonds (cost: $54,784,388)                                                56,527,121
                                                                                                           ----------

              SHORT-TERM SECURITIES (0.2%):
              ------------------------------------------------------------------------------------------------------

         68   Federated Minnesota Municipal Cash Trust................................  4.01(c)                68,300
                                                                                                           ----------

                  TOTAL SHORT-TERM SECURITIES (cost: $68,300)                                                  68,300
                                                                                                           ----------

                  TOTAL INVESTMENTS IN SECURITIES (cost: $54,852,688) (d)                                 $56,595,421
                                                                                                          ===========

See accompanying notes to investments in securities on page xx.



VOYAGEUR MINNESOTA MUNICIPAL INCOME FUND II, INC.
INVESTMENTS IN SECURITIES (UNAUDITED)                                                              SEPTEMBER 30, 1995
---------------------------------------------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                                           COUPON                MARKET
      ($000)   NAME OF ISSUER (b)                                                       RATE    MATURITY    VALUE (a)
---------------------------------------------------------------------------------------------------------------------


              (Percentage of each investment category relates to total net assets applicable to common shareholders.)
              MINNESOTA MUNICIPAL BONDS (159.2%):
              EDUCATION REVENUE (11.7%):
              -------------------------------------------------------------------------------------------------------

     $1,050   Minnesota Higher Education Facilities Authority Revenue, Series R1,
                  St. Thomas University...............................................  5.60%    10-01-15  $1,012,084
      1,635   Minnesota Higher Education Facilities Authority Revenue, Series R2,
                  St. Thomas University...............................................  5.60     09-01-14   1,588,501
      1,250   Minnesota State University Board Revenue, Series 1993-A, State
                  University System...................................................  6.10     6-30-23    1,257,388
      4,115   Minnesota State University Board Revenue, Series 1993-C, State
                  University System (MBIA Insured)....................................  5.60     06-30-16   4,025,705
      3,720   Minnesota State University Board Revenue, Series 1993-C, State
                  University System (MBIA Insured)....................................  5.60     06-30-19   3,589,502
                                                                                                           ----------
                                                                                                           11,473,180
                                                                                                           ----------

              GENERAL OBLIGATION (32.4%):
              -------------------------------------------------------------------------------------------------------

      3,700   Becker, Minnesota, AMT (MBIA Insured)...................................  6.25     08-01-15   3,849,776
      4,030   Buffalo Independent School District (CGIC Insured)......................  6.15     02-02-22   4,122,609
      2,000   Hennepin County ........................................................  5.75     10-01-10   2,019,540
      3,225   Melrose Independent School District #740, Series A (FSA Insured).......   5.63     02-01-13   3,194,782
      1,825   Metropolitan Council....................................................  5.13     12-01-08   1,801,640
        775   Metropolitan Council....................................................  5.13     12-01-09     754,013
        500   Metropolitan Council....................................................  5.13     12-01-10     478,850
      3,400   Minneapolis Convention Center Facilities................................  5.40     04-01-12   3,334,516
        300   Minneapolis Convention Center Facilities................................  5.45     04-01-14     291,486
      1,000   Minnesota State.........................................................  5.38     08-01-11     982,660
      2,140   Red Wing Independent School District #256, Series 1993-A................  5.60     02-01-10   2,147,447
      2,925   Red Wing Independent School District #256, Series 1993-A................  5.70     02-01-12   2,935,150
      3,125   Red Wing Independent School District #256, Series 1993-A................  5.70     02-01-13   3,124,688
      1,270   Rosemount Independent School District #196..............................  5.70     04-01-12   1,264,615
      1,540   St. Paul HRA, St. Paul Academy, Series 1993.............................  5.45     10-01-23   1,396,826
                                                                                                           ----------
                                                                                                           31,698,598
                                                                                                           ----------

              HEALTH CARE REVENUE (30.5%):
              -------------------------------------------------------------------------------------------------------

      4,000   Bloomington Health Care Facility, Masonic Home Care Center
                  (AMBAC Insured).....................................................  5.88     07-01-22   3,943,800
      1,195   Brainerd Lutheran Hospital, Healthcare Facilities,
                  Series A (CGIC Insured).............................................  6.65     03-01-17   1,282,617
      1,250   Detroit Lakes Benedictine Health Systems (Connie Lee Insured)...........  6.00     02-15-19   1,245,213
      1,000   Duluth Economic Development Authority, Hospital Facilities Revenue,
                  Duluth Clinic (AMBAC Insured).......................................  6.20     11-01-12   1,027,160
      5,190   Duluth Economic Development Authority, Hospital Facilities Revenue,
                  Series 1992, Duluth Clinic (AMBAC Insured) .........................  6.30     11-01-22$  5,341,392
      6,000   Duluth Economic Development Authority, Hospital Facilities Revenue,
                  Series 1993-C, St. Mary's Hospital (Connie Lee Insured).............. 6.00     02-15-20   5,976,600
      2,105   Minneapolis Housing and Development Authority, Health One...............  7.40     08-15-11   2,367,830
      6,730   Robbinsdale North Memorial Medical Center, Series 1993-B (AMBAC Insured)  5.50     05-15-23   6,303,924
      1,000   Rochester Health Care Facilities, Mayo Clinic Foundation,
                  Mayo Medical Center, Series 1992-I..................................  5.75     11-15-21     970,980
      1,500   St. Paul HRA, Ramsey Medical Center, Series 1993 (AMBAC Insured)........  5.55     05-15-23   1,413,180
                                                                                                           ----------
                                                                                                           29,872,696
                                                                                                           ----------

              HOUSING REVENUE (34.9%):
              -------------------------------------------------------------------------------------------------------

      1,880   Dakota County HRA, Multi-Family Mortgage Revenue, Imperial Ridge
                  Project, Series 1993-A (GNMA Backed)................................  6.10     12-15-28   1,832,774
      1,300   Minneapolis, Minnesota, Multi-Family Housing Revenue, Olson Townhomes,
                  Section 8, AMT......................................................  6.00     12-01-19   1,228,708
      1,115   Minnesota HFA, Multi-Family Rental Housing, Series-D....................  5.90     02-01-14   1,105,032
      2,295   Minnesota HFA, Multi-Family Rental Housing, Series-D....................  6.00     08-01-22   2,232,186
      2,500   Minnesota HFA, Rental Housing (AMBAC Insured)...........................  5.85(e)  08-01-11   2,504,900
      1,715   Minnesota HFA, Single Family Mortgage Revenue, AMT......................  7.05     07-01-22   1,779,656
      4,320   Minnesota HFA, Single Family Mortgage Revenue, Series 1992-B2, AMT......  6.15     01-01-26   4,186,987
      4,370   Minnesota HFA, Single Family Mortgage Revenue, Series 1992-C2, AMT......  6.15     07-01-23   4,239,468
      3,920   Minnesota HFA, Single Family Mortgage Revenue, Series 1994-J, AMT.......  6.95     07-01-26   4,085,698
      1,225   Minnetonka, Minnesota, Senior Housing Project (Guaranteed by Presbyterian
                  Homes of Minnesota).................................................  7.25     06-01-09   1,272,763
        760   Minnetonka, Minnesota, Senior Housing Project (Guaranteed by Presbyterian
                  Homes of Minnesota).................................................  7.50     06-01-14     789,275
      2,565   Minnetonka, Minnesota, Senior Housing Project (Guaranteed by Presbyterian
                  Homes of Minnesota).................................................  7.55     06-01-19   2,634,512
      4,120   New Brighton, Multi-Family Mortgage Revenue, Polynesian Village Apartments,
                  Series 1995-A, AMT..................................................  7.60     04-01-25   4,186,167
      2,000   St. Paul HRA (FNMA Insured).............................................  6.40     03-01-21   2,038,800
                                                                                                           ----------
                                                                                                           34,116,926
                                                                                                           ----------

              INDUSTRIAL REVENUE (15.9%):
              -------------------------------------------------------------------------------------------------------

      7,660   Bass Brook, PCR, Minnesota Power and Light..............................  6.00     07-01-22   7,479,760
      5,520   Metropolitan Council Sports Facilities Commission,
                  Hubert H. Humphrey Metrodome........................................  6.00     10-01-09   5,694,101
      1,500   St. Paul HRA Civic Center, Series 1993..................................  5.45     11-01-13   1,438,320
      1,000   St. Paul HRA, Sales Tax Revenue, Civic Center...........................  5.55     11-01-23     948,260
                                                                                                           ----------
                                                                                                           15,560,441
                                                                                                           ----------
              POLLUTION CONTROL REVENUE (4.6%):
              -------------------------------------------------------------------------------------------------------

      3,300   Minnesota Public Facilities Authority, Water Pollution Control Revenue,
                  Series 1992.........................................................  6.50     03-01-14   3,517,569
      1,000   Minnesota Public Facilities Authority, Water Pollution Control Revenue
                  Bonds...............................................................  6.25     03-01-16   1,022,770
                                                                                                           ----------
                                                                                                            4,540,339

              PRE-REFUNDED/ESCROWED (17.4%):
              -------------------------------------------------------------------------------------------------------

      9,000   Dakota & Washington Counties, HRA, Single Family Motgage Revenue,
                  Bloomington, AMT (GNMA Backed)......................................  8.38     09-01-21  12,132,450
      3,715   Southern Minnesota, Municipal Power Agency Power Supply.................  5.75     01-01-18   3,723,842
      1,000   University of Minnesota Hospital........................................  6.75     12-01-16   1,120,110
                                                                                                           ----------
                                                                                                           16,976,402
                                                                                                           ----------

              UTILITY REVENUE (11.8%):
              -------------------------------------------------------------------------------------------------------

      7,205   Northern Minnesota Municipal Power Agency, Electric System, Series B
                  (AMBAC Insured).....................................................  5.50     01-01-18   6,962,191
      4,665   Southern Minnesota Municipal Power Agency, Series B (FGIC Insured)......  5.75     01-01-18   4,618,257
                                                                                                           ----------
                                                                                                           11,580,448
                                                                                                           ----------
                  Total Investments in Securities (cost: $155,359,399) (d)                               $155,819,030
                                                                                                         ============


See accompanying notes to investments in securities on page xx.


VOYAGEUR MINNESOTA MUNICIPAL INCOME FUND III, INC.
INVESTMENTS IN SECURITIES (UNAUDITED)                                                              SEPTEMBER 30, 1995
---------------------------------------------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                                           COUPON                MARKET
      ($000)   NAME OF ISSUER (b)                                                       RATE    MATURITY    VALUE (a)
---------------------------------------------------------------------------------------------------------------------


              (Percentage of each investment category relates to total net assets applicable to common shareholders.)
              MINNESOTA MUNICIPAL BONDS (162.6%):
              EDUCATION REVENUE (14.4%):
              -------------------------------------------------------------------------------------------------------

     $1,000   Minnesota Higher Education Facilities Authority Revenue, Series R1,
                  St. Thomas University...............................................  5.60%    10-01-15    $963,890
      1,250   Minnesota State University Board Revenue, Series 1993-C,
                  State University System (MBIA Insured).............................   5.50     06-30-12   1,236,400
      1,075   Northfield, Minnesota, St. Olaf College Revenue.........................  6.30     10-01-12   1,118,398
                                                                                                           ----------
                                                                                                            3,318,688
                                                                                                           ----------

              GENERAL OBLIGATION (26.8%):
              -------------------------------------------------------------------------------------------------------

        725   Anoka-Hennepin Independent School District #11, Series C (FGIC Insured).  5.00     02-01-10     688,612
      1,500   Minneapolis.............................................................  5.15     12-01-09   1,468,875
      2,750   Red Wing Independent School Distrist #256, Series 1993-A................  5.70     02-01-11   2,769,388
      1,300   Waconia Independent School District #110, Series 1993-A (CGIC Insured)..  5.45     02-01-15   1,265,069
                                                                                                           ----------
                                                                                                            6,191,944
                                                                                                           ----------

              HEALTH CARE REVENUE (27.6%):
              -------------------------------------------------------------------------------------------------------

      1,500   Duluth, Minnesota, Economic Development Authority, Duluth Clinic
                  (AMBAC Insured).....................................................  6.20     11-01-12   1,540,740
      2,000   Princeton, Minnesota, Fairview Hospital Revenue, 1991-C (MBIA Insured)..  6.25     01-01-21   2,043,680
      1,800   Rochester Health Care Facilities, Mayo Clinic Foundation,
                  Mayo Clinic Center Series 1992-I....................................  5.75     11-15-21   1,747,764
      1,000   Wadena County, Health Care Facilities Revenue...........................  7.75     09-01-24   1,029,580
                                                                                                           ----------
                                                                                                            6,191,944
                                                                                                           ----------

              HOUSING REVENUE (40.2%):
              -------------------------------------------------------------------------------------------------------

      1,000   Brooklyn Center, Multi-Family Housing Revenue, Four Courts, AMT.........  7.50     06-01-25   1,002,200
      2,000   Burnsville, Minnesota, Multi-Family Mortgage Revenue, Series A
                  (FSA Insured).......................................................  7.10     01-01-30   2,100,140
      1,000   Edina, Minnesota, HRA, Edina Park Plaza.................................  7.70     12-01-28   1,059,530
      1,000   Minneapolis, Minnesota, Findley Place, Series 1994, AMT.................  7.00     12-01-16   1,048,050
      1,675   Minneapolis, Minnesota, Multi-Family Housing Revenue,
                  Olson Townhomes, AMT................................................  6.00     12-01-19   1,583,143
      1,585   Minnesota State HFA, Single Family Mortgage Revenue, Series 1991-A, AMT
                  (FHA Insured).......................................................  7.45     07-01-22   1,679,212
        750   Minnesota State HFA, Singe Family Mortgage Revenue, Series C, AMT.......  9.00     08-01-18     799,268
                                                                                                           ----------
                                                                                                            9,271,543
                                                                                                           ----------

              INDUSTRIAL REVENUE (24.2%):
              -------------------------------------------------------------------------------------------------------

      3,275   Bass Brook, PCR, Minnesota Power and Light..............................  6.00     07-01-22   3,197,939
      1,000   St. Paul HRA, Civic Center, Series 1993.................................  5.45     11-01-13     958,880
      1,500   St. Paul HRA, Civic Center, Sales Tax Revenue...........................  5.55     11-01-23   1,422,390
                                                                                                           ----------
                                                                                                            5,579,209
                                                                                                           ----------

              PRE-REFUNDED/ESCROW (14.9%):
              -------------------------------------------------------------------------------------------------------

      1,580   University of Minnesota Hospital........................................  6.75     12-01-16   1,769,774
      1,510   Western Minnesota Municipal Power.......................................  6.63     01-01-16   1,660,939
                                                                                                           ----------
                                                                                                            3,430,713
                                                                                                           ----------

              UTILITY REVENUE (14.5%):
              -------------------------------------------------------------------------------------------------------

      1,500   Moorhead, Minnesota, Public Utilities Revenue (MBIA Insured)............  6.25     11-01-12   1,561,620
      1,800   Southern Minnesota Municipal Power Agency, Series B (FGIC Insured)......  5.75     01-01-18   1,781,964
                                                                                                           ----------
                                                                                                            3,343,584
                                                                                                           ----------
                  Total Municipal Bonds (cost:  $37,371,723)                                               37,497,445
                                                                                                           ----------


              SHORT-TERM SECURITIES (0.0%):
              -------------------------------------------------------------------------------------------------------

         10   Federated Minnesota Municipal Cash Trust................................  4.01(c)                 9,900
                                                                                                           ----------

                  Total Short-Term Securities (cost: $9,900)                                                    9,900
                                                                                                           ----------

                  Total Investments in Securities (cost: $37,381,623) (d)                                 $37,507,345
                                                                                                          ===========

See accompanying notes to investments in securities on page xx.


VOYAGEUR ARIZONA MUNICIPAL INCOME FUND, INC.
INVESTMENTS IN SECURITIES (UNAUDITED)                                                              SEPTEMBER 30, 1995
---------------------------------------------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                                           COUPON                MARKET
      ($000)   NAME OF ISSUER (b)                                                       RATE    MATURITY    VALUE (a)
---------------------------------------------------------------------------------------------------------------------


              (Percentage of each investment category relates to total net assets applicable to common shareholders.)
              ARIZONA MUNICIPAL BONDS  (159.1%):
              EDUCATION REVENUE (22.3%):
              -------------------------------------------------------------------------------------------------------

     $2,000   Arizona State University, Series A......................................  5.50%    07-01-19  $1,910,520
      1,600   Maricopa County, Alhambra Elementary School District #68 (AMBAC Insured)  5.63     07-01-13   1,567,312
      3,000   Maricopa County, Unified School District #11 ...........................  5.50     07-01-10   2,888,220
        600   Santa Cruz Valley, Unified School District #35 (AMBAC Insured)..........  5.80     07-01-09     618,870
      1,000   University of Arizona...................................................  6.25     06-01-11   1,045,460
      1,000   University of Arizona...................................................  6.35     06-01-14   1,039,170
                                                                                                           ----------
                                                                                                            9,069,552
                                                                                                           ----------

              GENERAL OBLIGATION (31.8%):
              -------------------------------------------------------------------------------------------------------

      2,000   Maricopa County, Unified School District #48............................  5.00     07-01-10   1,875,620
      2,750   Maricopa County, Unified School District #41............................  6.25     07-01-15   2,734,242
      1,800   Mesa General Obligation Project of 1987 (MBIA Insured)..................  5.70     07-01-08   1,864,260
      1,250   Pima County/Tucson Unified School District #1, Series D (FGIC Insured)..  6.10     07-01-12   1,288,288
      2,000   Pima County, Unified School District #6 (FGIC Insured)..................  5.75     07-01-12   2,017,600
      1,500   Tempe, Arizona, Series B................................................  6.00     07-01-12   1,525,845
      1,630   Yavapai County, Unified School District #22 (FGIC Insured)..............  5.95     07-01-14   1,667,180
                                                                                                           ----------
                                                                                                           12,973,035
                                                                                                           ----------

              HEALTH CARE REVENUE (26.9%):
              -------------------------------------------------------------------------------------------------------

      1,500   Arizona Hospital Health Facilities Authority............................  6.25     09-01-11   1,565,505
      1,000   Arizona Hospital System Revenue, Samaritan Health System (MBIA Insured).  5.63     12-01-15     981,580
      1,750   Maricopa County Health Facilities, Catholic Healthcare West,
                  Series A (MBIA Insured..............................................           07-01-11   1,742,615
      1,400   Maricopa County Health Facilities, Catholic Healthcare West, Series A
                  (MBIA Insured.......................................................           07-01-21   1,407,406
      2,550   Scottsdale Industrial Development Authority, Scottsdale Memorial Hospital
                  (AMBAC Insured).....................................................  5.25     09-01-18   2,391,671
      1,360   University of Arizona Medical Center (MBIA Insured).....................  5.00     07-01-13   1,227,672
        700   University of Arizona Medical Center (MBIA Insured).....................  6.25     07-01-16     725,683
      1,000   University of Arizona Medical Center (MBIA Insured).....................  5.00     07-01-21     901,000
                                                                                                           ----------
                                                                                                           10,943,132
                                                                                                           ----------

              HOUSING REVENUE (9.7%):
              -------------------------------------------------------------------------------------------------------

      1,000   Peoria Multi-Family Housing Mortgage Revenue (GNMA Insured).............  7.30     02-20-28   1,070,420
        500   Phoenix Industrial Development Authority, Multi-Family Mortgage Revenue
                  (FHA Insured).......................................................  6.80     11-01-25     517,060
      2,305   Tempe Industrial Development Authority, Multi-Family Mortgage Revenue
                  (FHA Insured).......................................................  6.13     06-01-10   2,373,366
                                                                                                           ----------
                                                                                                            3,960,846
                                                                                                           ----------

              INDUSTRIAL REVENUE (8.9%):
              -------------------------------------------------------------------------------------------------------

      1,000   Arizona State Transportation Board......................................  5.25     07-01-09     979,770
      1,750   Maricopa County Stadium District (MBIA Insured).........................  5.50     07-01-13   1,707,248
      1,000   Navajo County, Pollution Control Corporation (AMBAC Insured)............  5.50     08-15-28     943,520
                                                                                                           ----------
                                                                                                            3,630,538
                                                                                                           ----------

              LEASE REVENUE (6.4%):
              -------------------------------------------------------------------------------------------------------

      2,500   Scottsdale Municipal Property Corporation (FGIC Insured)................   6.25    11-01-14   2,598,250
                                                                                                           ----------

              SALES TAX REVENUE (3.4%):
              -------------------------------------------------------------------------------------------------------

      1,300   City of Phoenix, Junior Lien Street & Highway (FGIC Insured)............   6.25    07-01-11   1,370,577
                                                                                                           ----------

              TRANSPORTATION REVENUE (12.1%):
              -------------------------------------------------------------------------------------------------------

      2,000   Tucson Airport Authority Revenue Funding (MBIA Insured).................   5.70    06-01-13   1,973,500
      3,000   Tucson, Arizona, Street & Highway User Revenue (MBIA Insured)...........   5.50    07-01-12   2,948,160
                                                                                                           ----------
                                                                                                            4,921,660
                                                                                                           ----------

              UTILITY REVENUE (37.6%):
              -------------------------------------------------------------------------------------------------------

      1,750   Central Arizona Water Conservation District, Series A...................   5.50    11-01-10   1,741,005
      1,050   Chandler, Arizona, Water & Sewer (FGIC Insured).........................   5.00    07-01-08   1,019,067
      1,150   Chandler, Arizona, Water & Sewer (FGIC Insured).........................   5.00    07-01-09   1,098,112
      1,000   Phoenix Civic Improvement Corporation...................................   5.00    07-01-18     878,890
      2,800   Phoenix Civic Improvement Corporation...................................   5.50    07-01-21   2,709,868
      2,000   Phoenix Water System Revenue............................................   5.50    07-01-22   1,892,820
      2,000   Salt River Project, Electric System Revenue.............................   6.25    01-01-27   2,035,840
      4,000   Tucson Water Revenue Refunding, Series A (FGIC Insured).................   5.75    07-01-18   3,937,200
                                                                                                           ----------
                                                                                                           15,312,802
                                                                                                           ----------

                  Total Investments in Securities (cost: $64,221,598) (d)                                 $64,780,392
                                                                                                          ===========


See accompanying notes to investments in securities on page xx.


VOYAGEUR FLORIDA INSURED MUNICIPAL INCOME FUND
INVESTMENTS IN SECURITIES (UNAUDITED)                                                              SEPTEMBER 30, 1995
---------------------------------------------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                                           COUPON                MARKET
      ($000)   NAME OF ISSUER (b)                                                       RATE    MATURITY    VALUE (a)
---------------------------------------------------------------------------------------------------------------------


              (Percentage of each investment category relates to total net assets applicable to common shareholders.)
              FLORIDA MUNICIPAL BONDS  (157.9%):
              GENERAL OBLIGATION  (12.0%):
              -------------------------------------------------------------------------------------------------------

     $1,000   Dade County Seaport (AMBAC Insured).....................................  6.25%    10-01-21  $1,030,420
      2,000   Indian River County School District (FSA Insured).......................  5.50     04-01-13   1,951,700
      1,000   Miami (FGIC Insured)....................................................  5.50     12-01-13     975,240
                                                                                                           ----------
                                                                                                            3,957,360
                                                                                                           ----------

              HEALTH CARE REVENUE  (23.0%):
              -------------------------------------------------------------------------------------------------------

      1,500   Cape Canaveral Hospital District (AMBAC Insured)........................  5.25     01-01-13   1,404,420
      1,000   Dade County Health Facilities Authority, Baptist Hospital Miami
                  (MBIA Insured)......................................................  5.25     05-15-21     913,350
        500   Dade County Public Facilities Revenue, Jackson Memorial Hospital
                  (MBIA Insured)......................................................  5.25     06-01-23     455,260
      1,000   Hillsborough County Industry Development Authority,
                   Alleghany Health System (MBIA Insured).............................  5.75     12-01-21     973,520
      2,500   Lakeland Hospital System Revenue, Lakeland Regional Medical Center
                  (FGIC Insured)......................................................  5.75     11-15-15   2,470,425
      1,500   Palm Beach County Health Facilities Authority Revenue,
                  Jupiter Medical Center Project (FSA Insured)........................  5.25     08-01-18   1,382,820
                                                                                                           ----------
                                                                                                            7,599,795
                                                                                                           ----------

              INDUSTRIAL REVENUE (6.6%):
              -------------------------------------------------------------------------------------------------------

      2,250   Lee County Capital & Transportation Facilities (MBIA Insured)...........  5.60     10-01-21   2,189,925
                                                                                                           ----------

              MISCELLANEOUS & SALES TAX REVENUE  (38.3%):
              -------------------------------------------------------------------------------------------------------

      1,500   Boca Raton Community Redevelopment Tax Increment, Minzer Park Project
                  (FGIC Insured)......................................................  5.88     03-01-13   1,518,270
      1,000   Dade County Professional Sports Franchise Facilities,
                  Series B (FGIC Insured).............................................  6.00     10-01-22   1,005,500
      1,500   Florida State Department of General Services, Florida Facilities Pool
                  (AMBAC Insured......................................................           09-01-14   1,441,500
      1,500   Florida State Division Finance Department, Preservation 2000, Series A
                  (FSA Insured........................................................           07-01-10   1,492,350
      1,250   Hernando County Capital Improvements Revenue (MBIA Insured).............  5.75     02-01-21   1,228,612
      3,000   Orange County Public Service Tax Revenue (FGIC Insured).................  6.00     10-01-24   3,020,370
      1,000   Orange County Sales Tax Revenue (FGIC Insured)..........................  6.13     01-01-19   1,012,550
      1,000   State of Florida Board of Regents, University System Improvements
                  (AMBAC Insured).....................................................  5.0      7-01-13      960,670
      1,000   Tampa Utilities Tax (AMBAC Insured).....................................  6.00     10-01-15   1,006,230
                                                                                                           ----------
                                                                                                           12,686,052
                                                                                                           ----------

              PRE-REFUNDED/ESCROWED (8.2%):
              -------------------------------------------------------------------------------------------------------

      2,500   Palm Beach County Health Facilities Authority Revenue (FSA Insured).....  5.75     12-01-14   2,730,075
                                                                                                           ----------

              TRANSPORTATION REVENUE (13.2%):
              -------------------------------------------------------------------------------------------------------

      1,500   Florida State Turnpike Authority, Series A (FGIC Insured)...............  5.50     07-01-10   1,492,350
      1,000   Florida State Turnpike Authority, Series A (FGIC Insured)...............  5.25     07-01-11     960,540
      2,000   Hillsborough County Aviation Authority, Tampa International Airport,
                  Series B (FGIC Insured).............................................  5.60     10-01-19   1,929,660
                                                                                                           ----------
                                                                                                            4,382,550
                                                                                                           ----------

              UTILITY REVENUE (56.6%):
              -------------------------------------------------------------------------------------------------------

      2,500   Charlotte County Utilities (FGIC Insured)...............................  5.50     10-01-17   2,401,425
      1,000   City of Panama City Beach Water & Sewer (AMBAC Insured).................  5.50     06-01-18     955,050
      2,000   City of Port Orange, Water & Sewer (AMBAC Insured)......................  5.25     10-01-21   1,848,160
      1,700   Florida Keys, Aqueduct Water Revenue (AMBAC Insured)....................  5.25     09-01-21   1,571,038
      1,250   Florida State Municipal Power Agency, St. Lucie Project (FGIC Insured)..  5.70     10-01-16   1,236,400
      1,000   Kissimmee Utility Authority, Electrical Systems Improvement (FGIC Insured)5.50     10-01-15     971,660
      1,000   Lakeland Waste Water Improvement Revenue (MBIA Insured).................  5.50     10-01-16     965,010
      1,500   Pembroke Pines Construction Utilities (FGIC Insured)....................  6.25     09-01-17   1,548,045
      2,500   Sarasota County Utility System (FGIC Insured)...........................  5.50     10-01-22   2,378,675
      1,500   Seacoast Utilities Authority, Water & Sewer (FGIC Insured)..............  5.50     03-01-13   1,463,805
      2,000   Seacoast Utilities Authority, Water & Sewer (FGIC Insured)..............  5.50     03-01-16   1,961,440
      1,500   South Florida Water Management District (AMBAC Insured).................  5.25     10-01-15   1,413,210
                                                                                                           ----------
                                                                                                           18,713,918
                                                                                                           ----------

                  Total Investments in Securities (cost:  $52,234,854) (d)                                $52,259,675
                                                                                                          ===========

See accompanying notes to investments in securities on page xx.


VOYAGEUR COLORADO INSURED MUNICIPAL INCOME FUND, INC.
INVESTMENTS IN SECURITIES (UNAUDITED)                                                              SEPTEMBER 30, 1995
---------------------------------------------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                                           COUPON                MARKET
      ($000)   NAME OF ISSUER (b)                                                       RATE    MATURITY    VALUE (a)
---------------------------------------------------------------------------------------------------------------------


              (Percentage of each investment category relates to total net assets applicable to common shareholders.)
              COLORADO MUNICIPAL BONDS (158.6%):
              EDUCATION REVENUE (28.9%):
              -------------------------------------------------------------------------------------------------------

     $2,190   Adams County School District #12, Thornton (FGIC Insured)...............  6.20%    12-15-10  $2,298,799
      1,490   Auraria Higher Education Center Revenue Refunding
                  Parking Facilities (FSA Insured)....................................  5.30     04-01-12   1,429,834
      5,000   Colorado Postsecondary  Education Facility Authority Revenue,
                  University of Denver Project (Connie Lee Insured)...................  6.00     03-01-16   5,010,350
      2,500   Colorado State Board of Agriculture Revenue Refunding,
                  Colorado State University, Auxiliary Facilities (MBIA Insured)......  6.40     03-01-11   2,647,550
      1,250   Colorado State Board of Agriculture Revenue Refunding &
                  Improvement, Fort Lewis College (FGIC Insured)......................  6.50     10-01-12   1,323,338
      5,000   Larimer County School District #R1, Poudre Improvement (MBIA Insured)...  6.15     12-15-16   5,140,950
      1,000   University of Colorado, University Revenue, Research Building
                  Revolving Fund (MBIA Insured).......................................  6.13     06-01-12   1,034,170
                                                                                                           ----------
                                                                                                           18,884,991
                                                                                                           ----------

              GENERAL OBLIGATION (29.9%):
              -------------------------------------------------------------------------------------------------------

      3,000   Boulder Larimer & Weld Counties, St. Vrain Vy School District
                  Revenue Refunding, Series A (MBIA Insured)..........................  6.00     12-15-10   3,111,360
      2,800   Denver City & County School District #1 Refunding,
                  Series A (MBIA Insured).............................................  5.13     12-01-12   2,598,820
      2,000   Goldsmith  Metropolitan District, Revenue Refunding (MBIA Insured)......  6.13     12-01-12   2,061,100
      9,075   Jefferson County School District #R-001 (AMBAC Insured )................  6.00     12-15-12   9,306,231
      2,435   Jefferson County School District #R-001 (AMBAC Insured).................  6.25     12-15-12   2,555,727
                                                                                                           ----------
                                                                                                           19,633,238
                                                                                                           ----------

              HEALTH CARE REVENUE (36.9%):
              -------------------------------------------------------------------------------------------------------

      6,500   Colorado Health Facilities Authority Revenue, North Colorado
                  Medical Center (MBIA Insured).......................................  6.00     05-15-20   6,482,775
      2,000   Colorado Health Facilities Authority Revenue, Sisters of Charity
                  Health Care, Series A (MBIA Insured)................................  6.00     05-15-22   1,994,540
      4,260   Denver City & County Revenue, Childrens Hospital Association
                  Project (FGIC Insured)..............................................  6.00     10-01-15   4,279,042
      3,560   Logan County Health Care Facilities Revenue, Western Health
                  Network Inc. (MBIA Insured).........................................  5.90     01-01-19   3,562,101
      7,625   University of Colorado Hospital Authority, Hospital Revenue,
                  Series A (AMBAC Insured)............................................  6.40     11-15-22   7,895,840
                                                                                                           ----------
                                                                                                           24,214,298
                                                                                                           ----------

              HOUSING REVENUE (4.6%):
              -------------------------------------------------------------------------------------------------------

      1,100   Colorado School of Mines, Auxiliary Facilities Revenue Refunding
                  (MBIA Insured)......................................................  5.00     12-01-13$  1,011,131
      2,000   Snowmass Village Multi-Family Housing, Revenue Refunding
                  Essential Function Housing  (FSA Insured)...........................  6.25     12-15-16   2,040,400
                                                                                                           ----------
                                                                                                            3,051,531
                                                                                                           ----------

              MISCELLANEOUS & SALES TAX REVENUE (23.4%):
              -------------------------------------------------------------------------------------------------------

      5,000   City of Westminister County Sales & Use Tax Refunding Revenue,
                  Series A (FGIC Insured).............................................  6.25     12-01-12   5,195,300
      1,600   Lafayette Sales & Use Tax Revenue Refunding (AMBAC Insured).............  5.00     11-15-11   1,494,768
      4,000   Regional Transportation District Colorado Sales Tax Revenue
                  Refunding (FGIC Insured)............................................  5.38     11-01-10   3,961,040
      4,500   Regional Transportation District Sales Tax Revenue Refunding
                  & Improvement (FGIC Insured)........................................  6.25     11-01-12   4,704,660
                                                                                                           ----------
                                                                                                           15,355,768
                                                                                                           ----------

              POLLUTION CONTROL REVENUE (17.7%):
              -------------------------------------------------------------------------------------------------------

      5,000   Adams County Pollution Control Revenue Refunding, Public
                  Service Company Project, Series A (MBIA Insured)....................  5.88     04-01-14   5,044,850
      6,675   Morgan County Pollution Control Revenue Refunding,
                  1st Meeting Public Service Company, Series A (MBIA Insured).........  5.50     06-01-12   6,560,123
                                                                                                           ----------
                                                                                                           11,604,973
                                                                                                           ----------

              TRANSPORTATION REVENUE (7.0%):
              -------------------------------------------------------------------------------------------------------

      4,500   Arapahoe County Capital Improvements Revenue (MBIA Insured).............  6.05     08-31-15   4,596,840
                                                                                                           ----------


              UTILITY REVENUE  (10.2%):
              -------------------------------------------------------------------------------------------------------

      5,700   Municipal Subdistrict Northern Colorado Water Conservation
                  Refunding, Series E (AMBAC Insured).................................  5.00     12-01-17   5,234,424
      1,500   Woodland Park Waste Water Utility Revenue (MBIA Insured)................  5.50     12-01-15   1,474,755
                                                                                                           ----------
                                                                                                            6,709,179
                                                                                                           ----------
                  Total Investments in Securities (cost: $105,342,202) (d)                               $104,050,818
                                                                                                         ============

See accompanying notes to investments in securities on page xx.

THE VOYAGEUR FUNDS
NOTES TO INVESTMENTS IN SECURITIES (UNAUDITED)
--------------------------------------------------------------------------------


(a) Securities are valued by procedures described in note 2 to the Financial Statements.

(b) Investment in bonds, by rating category as a percentage of total bonds, are as follows:

                                                                 Aaa/AAA    Aa/AA      A/A     Baa       Unrated   Total
                                                                 -------    -----      ---     ---       -------   -----
                  Minnesota Municipal Income Fund, Inc........     56%       15%       18%      --         11%      100%
                  Minnesota Municipal Income Fund II, Inc.....     61%       13%       20%      --          6%      100%
                  Minnesota Municipal Income Fund III, Inc....     46%       14%       35%      --          5%      100%
                  Arizona Municipal Income Fund, Inc..........     70%       20%        6%       4%        --       100%
                  Florida Insured Municipal Income Fund.......    100%       --        --       --         --       100%
                  Colorado Insured Municipal Income Fund, Inc.    100%       --        --       --         --       100%

(c) Dividend yields change daily to reflect current market conditions. Rate shown is the quoted yield as of September 30, 1995.

(d)  The cost of  securities  for  federal  income tax  purposes  for  Minnesota
     Municipal, Minnesota Municipal II, Minnesota Municipal III, Arizona Municipal, Florida Insured Municipal and Colorado Insured Municipal were $54,852,688, $155,398,633, $37,386,568, $64,221,598, $52,234,854 and
     $105,342,202, respectively. The aggregate gross unrealized appreciation and depreciation of securities based on these costs were as follows:

                                                                                                        Net
                                                                  Gross               Gross         Unrealized
                                                               Unrealized          Unrealized      Appreciation
                                                              Appreciation       (Depreciation)   (Depreciation)
                                                              ------------       --------------   --------------
                  Minnesota Municipal Income Fund, Inc........  $1,840,518          $(97,785)       $1,742,733
                  Minnesota Municipal Income Fund II, Inc.....   2,189,883        (1,769,486)         420,397
                  Minnesota Municipal Income Fund III, Inc....     765,978          (645,201)         120,777
                  Arizona Municipal Income Fund, Inc..........   1,108,912          (550,118)         558,794
                  Florida Insured Municipal Income Fund.......     545,874          (521,053)          24,821
                  Colorado Insured Municipal Income Fund, Inc.     876,321        (2,167,705)       (1,291,384)

(e) At September 30, 1995, the cost of securities purchased on a when-issued basis was $2,500,000.

THE VOYAGEUR FUNDS
ANNUAL MEETING RESULTS
--------------------------------------------------------------------------------
An annual meeting of the fund's shareholders was held on August 21, 1995. Each matter was voted upon at the meeting, as well as the number of votes cast for, against or withheld, the number of absentions, and the number of broker non-votes with respect to such matter, are set forth below.

     1.  The fund's shareholders elected the following directors:

                       ARIZONA MUNICIPAL INCOME FUND, INC.

                                                                             Shares         Shares Withholding
                                                                           Voted "For"       Authority to Vote
                                                                           -----------       -----------------
              Clarence G. Frame......................................       1,807,057             24,387
              B. Kristine Johnson....................................       1,807,057             24,387
              Richard F. McNamara....................................       1,807,057             24,387
              Thomas F. Madison......................................       1,807,057             24,387
              James W. Nelson........................................       1,807,057             24,387
              Robert J. Odegard......................................       1,807,057             24,387

                  COLORADO INSURED MUNICIPAL INCOME FUND, INC.

                                                                             Shares         Shares Withholding
                                                                           Voted "For"       Authority to Vote
                                                                           -----------       -----------------
              Clarence G. Frame......................................       3,346,529             52,394
              B. Kristine Johnson....................................       3,346,529             52,394
              Richard F. McNamara....................................       3,346,529             52,394
              Thomas F. Madison......................................       3,346,529             52,394
              James W. Nelson........................................       3,346,529             52,394
              Robert J. Odegard......................................       3,346,529             52,394

                      FLORIDA INSURED MUNICIPAL INCOME FUND

                                                                             Shares         Shares Withholding
                                                                           Voted "For"       Authority to Vote
                                                                           -----------       -----------------
              Clarence G. Frame......................................       1,561,719             29,315
              B. Kristine Johnson....................................       1,561,719             29,315
              Richard F. McNamara....................................       1,561,719             29,315
              Thomas F. Madison......................................       1,561,719             29,315
              James W. Nelson........................................       1,561,719             29,315
              Robert J. Odegard......................................       1,561,719             29,315

                      MINNESOTA MUNICIPAL INCOME FUND, INC.

                                                                             Shares         Shares Withholding
                                                                           Voted "For"       Authority to Vote
                                                                           -----------       -----------------
              Clarence G. Frame......................................       1,215,550             10,951
              B. Kristine Johnson....................................       1,215,550             10,951
              Richard F. McNamara....................................       1,215,550             10,951
              Thomas F. Madison......................................       1,215,550             10,951
              James W. Nelson........................................       1,215,550             10,951
              Robert J. Odegard......................................       1,215,550             10,951

                    MINNESOTA MUNICIPAL INCOME FUND II, INC.

                                                                             Shares         Shares Withholding
                                                                           Voted "For"       Authority to Vote
                                                                           -----------       -----------------
              Clarence G. Frame......................................       4,887,224             80,835
              B. Kristine Johnson....................................       4,887,224             80,835
              Richard F. McNamara....................................       4,887,224             80,835
              Thomas F. Madison......................................       4,887,224             80,835
              James W. Nelson........................................       4,887,224             80,835
              Robert J. Odegard......................................       4,887,224             80,835

                    MINNESOTA MUNICIPAL INCOME FUND III, INC.

                                                                             Shares         Shares Withholding
                                                                           Voted "For"       Authority to Vote
                                                                           -----------       -----------------
              Clarence G. Frame......................................       1,162,585              6,488
              B. Kristine Johnson....................................       1,162,585              6,488
              Richard F. McNamara....................................       1,162,585              6,488
              Thomas F. Madison......................................       1,162,585              6,488
              James W. Nelson........................................       1,162,585              6,488
              Robert J. Odegard......................................       1,162,585              6,488

     2. The fund's shareholders ratified the selection by a majority of the independent members of the fund's Board of Directors of KPMG Peat Marwick LLP as the independent public accountants for the funds for the fiscal year ending March 31, 1996. The following votes were cast regarding this matter:

                                                  Shares                     Shares
                                                Voted "For"              Voted "Against"           Absentions
                                                -------------            ---------------           ----------
              Arizona                               1,803,281                   15,226                  12,937
              Colorado                              3,322,963                    9,397                  66,563
              Florida                               1,552,723                   20,380                  17,931
              Minnesota                             1,210,349                    3,063                  13,089
              Minnesota II                          4,879,385                   29,240                  59,433
              Minnesota III                         1,159,686                      468                   8,919

There were no broker non-votes with this proxy.



                             INVESTMENT ADVISER AND
                            ACCOUNTING SERVICES AGENT
                          Voyageur Fund Managers, Inc.
                       90 South Seventh Street, Suite 4400
                        Minneapolis, Minnesota 55402-4115
                         (612) 376-7000 / (800) 553-2143


                                 ADMINISTRATORS
                     Mitchell Hutchins Asset Management Inc.
                               New York, New York

                          Middlesex Administrators L.P.
                             Plainsboro, New Jersey
                         (on Colorado Insured Municipal
                             Income Fund, Inc. only)


                                    CUSTODIAN
                                First Trust, N.A.
                               St. Paul, Minnesota


                           SHAREHOLDER SERVICING AGENT
                          Norwest Bank Minnesota, N.A.
                           161 North Concord Exchange
                         South St. Paul, Minnesota 55075
                         (612) 450-4064 / (800) 468-9716


                                PREFERRED SHARES
                               REMARKETING AGENTS
                                Smith Barney Inc.
                               New York, New York

                      Merrill Lynch, Pierce, Fenner & Smith
                                  Incorporated
                               New York, New York
                         (on Colorado Insured Municipal
                             Income Fund, Inc. only)

                              INDEPENDENT AUDITORS
                              KPMG Peat Marwick LLP
                             Minneapolis, Minnesota

                                 GENERAL COUNSEL
                            Dorsey & Whitney P.L.L.P
                             Minneapolis, Minnesota



This report, including the financial statements herein, is sent to the shareholders of the Funds for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or any securities mentioned in this report.